Registration Nos. 333-119629
811-9965

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective

Amendment No. 3

to

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT F

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485,

☒	on September 6, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 31, 2005.

Supplement dated September 6, 2005 to Prospectus dated April 11, 2005

THE GUARDIAN CXC VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated April 11, 2005 for The Guardian CXC Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

1.	Page 67 of the Prospectus is amended by deleting the section entitled “Distribution of the Contract” and replacing it with the following:

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract allocated to the variable investment options will be paid quarterly beginning in the second contract year. A commission of .50% per annum of the accumulation value of the contract allocated to the fixed-rate option will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60% of the accumulation value of the contract allocated to the variable investment options and .30% for allocations to the fixed-rate option. Trail commissions will continue to be paid on variable annuity payouts after the annuity commencement date. Trail commissions will not be paid on fixed annuity payouts.

We reserve the right to pay any compensation permissible under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

VARIABLE ANNUITY PROSPECTUS

April 11, 2005

THE GUARDIAN CXC VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $2,000. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

•	The Guardian Variable Contract Funds, Inc.
–	The Guardian Stock Fund
–	The Guardian VC 500 Index Fund
–	The Guardian VC Asset Allocation Fund
–	The Guardian VC High Yield Bond Fund
–	The Guardian VC Low Duration Bond Fund
–	The Guardian UBS VC Large Cap Value Fund
–	The Guardian UBS VC Small Cap Value Fund
•	The Guardian Bond Fund, Inc.
•	The Guardian Cash Fund, Inc.
•	GIAC Funds, Inc.
–	Baillie Gifford International Growth Fund
–	Baillie Gifford Emerging Markets Fund
–	The Guardian Small Cap Stock Fund
•	AIM Variable Insurance Funds (Series II Shares)
–	AIM V.I. Aggressive Growth Fund
–	AIM V.I. Basic Value Fund
–	AIM V.I. Government Securities Fund
–	AIM V.I. Growth Fund
–	AIM V.I. Mid Cap Core Equity Fund
–	AIM V.I. Premier Equity Fund
•	The Alger American Fund
–	Alger American Leveraged All Cap Portfolio (Class S Shares)
•	AllianceBernstein (Class B)
–	AllianceBernstein Real Estate Investment Portfolio
–	AllianceBernstein Value Portfolio
–	Alliance Bernstein Growth & Income Portfolio
–	AllianceBernstein Premier Growth Portfolio
–	AllianceBernstein Technology Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Balanced Portfolio
–	Fidelity VIP Contrafund Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Rising Dividends Securities Fund
–	Franklin Small Cap Value Securities Fund
–	Templeton Growth Securities Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	MFS® Variable Insurance TrustSM (Service Class)
–	MFS Bond Series
–	MFS Capital Opportunities Series
–	MFS Emerging Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Strategic Income Series
–	MFS Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Van Kampen Life Investment Trust (Class II Shares)
–	Van Kampen Life Investment Trust Government Portfolio
–	Van Kampen Life Investment Trust Growth and Income Portfolio

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 68 of this prospectus.

The Statement of Additional Information, which is dated April 11, 2005, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering unless described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

AVARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 48 investment divisions, corresponding to 48 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option. The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a 10-year guaranteed period
•	Joint and survivor annuity
•	Annuity payments to age 100.

These payout options are available on either a variable or fixed-rate basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please note that we will recapture any investment credit that has been credited to your contract if you surrender your contract during the free look period. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin, except as noted below. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment options F-4 and V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Fixed annuity payout options; Variable annuity payout options; Federal Tax Matters. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

Optional riders

The contract also gives you the option to purchase three other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The guaranteed minimum income benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. The guaranteed minimum withdrawal benefit rider provides a guaranteed minimum withdrawal regardless of the investment performance of the contract. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.36% to 1.57% in 2004, but may be different in the future. Actual charges will depend on the variable investment options you select.

•	Mortality and expense risk charges

1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of up to 4% against any amount that you withdraw during the first five contract years that is attributable to premium payments made during the first five contract years.

2	PROSPECTUS	SUMMARY

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Guaranteed minimum income benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

•	Guaranteed minimum withdrawal benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose the Annuity Payment to Age 100 or the Variable Annuity Payments to Age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Please see Financial information: Contract costs and expenses.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information: Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	4% declining annually see Note (1)
Transfer Fee:	Currently, none (may charge $25 for each transfer)

Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first five contract years. During the first five contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first five contract years that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first five contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

Contract year	Contingent deferred sales charge percentage
1	4%
2	3%
3	3%
4	2%
5	2%
6+	0%

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

LB = LivingBenefit

	Contract w/ no additional rider	Contract w/ LB
Mortality & Expense Risk Charge
• years 0-4	1.55%	1.55%
• years 5 and beyond	1.45%	1.45%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%
• Charge for Additional Rider
– Living Benefit	0.00%	0.25%
Subtotal Other Separate Account Fees	0.20%	0.45%
Total Separate Account Level Annual Expenses
• years 0-4	1.75%	2.00%
• years 5 and beyond	1.65%	1.90%

FEES FOR OPTIONAL BENEFITS DEDUCTED FROM ACCUMULATION VALUE

Annual Guaranteed Minimum Income Benefit Rider Fee:	0.50% of guaranteed income base†
†	Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of “guaranteed income base”.

Annual Guaranteed Minimum Withdrawal Benefit Rider Fee:	0.50% of adjusted GWB (current)†† 1.00% of adjusted GWB (maximum)††
††	The current charge for this rider is 0.50%. We reserve the right to increase the charge to a maximum of 1.00% if the GWB is stepped up to equal the accumulation value of the contract. Please see the Guaranteed Minimum Withdrawal Benefit (GMWB) Rider section of this prospectus for more information and a definition of “adjusted GWB.”

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.36%	1.57%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2004.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Guaranteed Minimum Income Benefit and Living Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $862	(a) $1,692	(a) $2,517	(a) $4,640
(b) $735	(b) $1,321	(b) $1,916	(b) $3,523

Chart 2. Chart 2 assumes you select the Basic Contract with the Guaranteed Minimum Income Benefit and Living Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $462	(a) $1,392	(a) $2,317	(a) $4,640
(b) $335	(b) $1,021	(b) $1,716	(b) $3,523

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $784	(a) $1,463	(a) $2,148	(a) $3,964
(b) $657	(b) $1,086	(b) $1,527	(b) $2,757

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $384	(a) $1,163	(a) $1,948	(a) $3,964
(b) $257	(b) $ 786	(b) $1,327	(b) $2,757

6	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2004. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2004, Guardian Life had total assets (GAAP basis) in excess of $39 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	7

BUYING A CONTRACT

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

8	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

ACCUMULATION PERIOD	PROSPECTUS	9

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has investment divisions, some of which correspond to the 48 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

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VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time.

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Variable investment options

Fund	Investment objectives	Typical investments
The Guardian Stock Fund	Long-term growth of capital	U.S. common stocks
The Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”)	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
The Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund
The Guardian VC High Yield Bond Fund	Current income; capital appreciation is a secondary objective	Corporate bonds and other debt securities rated below investment grade
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies.
The Guardian UBS VC Large Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with small market capitalization at the time of purchase
The Guardian Bond Fund	Maximum income without undue risk of principal; capital appreciation as a secondary objective	Investment grade debt obligations
The Guardian Cash Fund	High level of current income consistent with liquidity and preservation of capital	Money market instruments
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
The Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with small market capitalization
AIM V.I. Aggressive Growth Fund	Long-term growth of capital	Common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies
AIM V.I. Basic Value Fund	Long-term growth of capital	Equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors
AIM V.I. Growth Fund	Growth of capital	Seasoned and better capitalized companies considered to have strong earnings momentum. May also invest in foreign securities

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Variable investment options

Fund	Investment objectives	Typical investments
AIM V.I. Government Securities Fund	Achieve a high level of current income consistent with reasonable concern for safety of principal	Debt securities issued, guaranteed or otherwise backed by the U.S. government
AIM V.I. Mid Cap Core Equity Fund	Long-term growth of capital	Equity securities, including convertible securities, of mid-cap companies
AIM V.I. Premier Equity Fund	Long-term growth of capital; income is a secondary objective	Equity securities judged to be undervalued by the investment adviser
Alger American Leveraged AllCap Portfolio	Long-term capital appreciation	Equity securities of companies of any size which demonstrate promising growth potential
AllianceBernstein Real Estate Investment Portfolio	Total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry	Equity securities of real estate investment trusts or “REITS” and other real estate industry companies
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
AllianceBernstein Growth & Income Portfolio	Reasonable current income and reasonable opportunity for appreciation	Dividend-paying common stocks of good quality
AllianceBernstein Premier Growth Portfolio	Growth of capital by pursuing aggressive investment policies	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Technology Portfolio	Growth of capital, and only incidentally for current income	Securities of companies that use technology extensively in the development of new or improved products or processes
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Balanced Portfolio	Income and growth of capital	Balance between stocks, bonds and other debt securities
Fidelity VIP Contrafund Portfolio	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Portfolio	Capital appreciation	Common stocks of companies believed to have above-average growth potential
Fidelity VIP Investment Grade Bond Portfolio	As high level of current income as is consistent with the preservation of capital	U.S. dollar-denominated investment grade bonds
Fidelity VIP Mid Cap Portfolio	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Franklin Rising Dividends Securities Fund	Long-term capital appreciation	Equity securities of companies that have paid consistently rising dividends over the past 10 years

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options

Fund	Investment objectives	Typical investments
Franklin Small Cap Value Securities Fund	Long-term total return	Equity securities of small-cap U.S. companies believed to be undervalued
Gabelli Capital Asset Fund	Growth of capital; current income as a secondary objective	U.S. common stocks and convertible securities
MFS Bond Series	Provide as high a level of current income as is believed to be consistent with prudent risk. Protect shareholders’ capital as a secondary objective	Fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed and asset-backed securities
MFS Capital Opportunities Series	Capital appreciation	Common stocks and related securities such as preferred stocks, convertible securities and depositary receipts for these securities
MFS Emerging Growth Series	Long-term growth of capital	Common stocks of emerging growth companies of any size
MFS Investors Trust Series	Long-term growth of capital with a secondary objective to seek reasonable current income	Equity securities issued by U.S. and foreign companies
MFS New Discovery Series	Capital appreciation	Equity securities of companies that offer superior prospects for growth, both U.S. and foreign
MFS Strategic Income Series	High income and secondary objective is significant capital appreciation	U.S. and foreign government securities, corporate bonds and mortgage-backed and asset-backed securities
MFS Total Return Series	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed income, both U.S. and foreign
Templeton Growth Securities Fund	Long-term capital growth	Equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking Systems, bonds and money market instruments
Van Kampen Life Investment Trust Government Portfolio (Class II shares)	High current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis.

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The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Gabelli Funds, LLC, Davis Selected Advisers, LP, Alliance Capital Management LP, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. This compensation ranges from .15% to .35% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, Alger, AllianceBernstein, Fidelity, Franklin Templeton, MFS, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Fund	Investment adviser and principal business address

The Guardian Stock Fund

The Guardian Small Cap Stock Fund

The Guardian Bond Fund

The Guardian Cash Fund

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund

Guardian Investor Services LLC 7 Hanover Square New York, New York 10004
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund	Guardian Investor Services LLC (Adviser) 7 Hanover Square
The Guardian UBS VC Small Cap Value Fund	New York, New York 10004
UBS Global Asset Management (Americas) Inc. (Sub-adviser)
One North Wacker Drive Chicago, Illinois 60606
Baillie Gifford International Growth Fund Baillie Gifford Emerging Markets Fund	Guardian Baillie Gifford Limited (Adviser) Baillie Gifford Overseas Limited (Sub-adviser) Calton Square 1 Greenside Row
Edinburgh, EH1 3AN Scotland

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

ACCUMULATION PERIOD	PROSPECTUS	15

Investment advisers

Fund	Investment adviser and principal business address
AIM V.I. Aggressive Growth Fund AIM V.I. Basic Value Fund AIM V.I. Government Securities Fund AIM V.I. Growth Fund AIM V.I. Mid Cap Core Equity Fund	A I M Advisors, Inc. 11 Greenway Plaza – Suite 100 Houston, Texas 77046-1173
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio	Fred Alger Management, Inc. I I I Fifth Avenue New York, New York 10003
AllianceBernstein Real Estate Investment Portfolio AllianceBernstein Value Portfolio AllianceBernstein Growth & Income Portfolio AllianceBernstein Premier Growth Portfolio	Alliance Capital Management LP 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Technology Portfolio
Davis Financial Portfolio Davis Real Estate Portfolio Davis Value Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, Arizona 85706

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity Management & Research Company 82 Devonshire Street Boston, Massachusetts 02109
Franklin Rising Dividends Securities Fund Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC One Parker Plaza Ninth Floor Fort Lee, New Jersey 07024
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
MFS Bond Series MFS Capital Opportunities Series MFS Emerging Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Strategic Income Series MFS Total Return Series	MFS Investment Management 500 Boylston Street Boston, Massachusetts 02116

16	PROSPECTUS	ACCUMULATION PERIOD

Investment advisers

Fund	Investment adviser and principal business address
Templeton Growth Securities Fund	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas Templeton Asset Management Limited (Sub-adviser) #7 Temasek Boulevard #38-3 Suntec Tower One Singapore 038987
Value Line Centurion Fund Value Line Strategic Asset Management Trust	Value Line Inc. 220 East 42nd Street New York, New York 10017
Van Kampen Life Investment Trust Government Portfolio Van Kampen Life Investment Trust Growth and Income Portfolio	Van Kampen Asset Management. 1221 Avenue of the Americas New York, New York 10020

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. This minimum annual rate will be 3%. You can allocate all of your net premium payments to this option or you may choose it as one of your investment selections. However, the maximum amount of your initial premium payment that you may allocate to the fixed-rate option is $500,000. The maximum aggregate amount that you may add to the fixed-rate option during your first contract year is $100,000, regardless of the amount of your initial premium payment allocation to the fixed-rate option. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

When you buy a contract, please note:

•	You can choose up to 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•	You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	17

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-

18	PROSPECTUS	ACCUMULATION PERIOD

rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	25% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

•	If you have selected the GMWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Rider.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Frequent transfers among the variable investment options

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephonic and Electronic Services.

ACCUMULATION PERIOD	PROSPECTUS	19

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful

20	PROSPECTUS	ACCUMULATION PERIOD

transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and

ACCUMULATION PERIOD	PROSPECTUS	21

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to Age 100, or annuity payout Option F-4, Annuity Payments to Age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses – Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first five contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

•	On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first five contract years; or

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

22	PROSPECTUS	ACCUMULATION PERIOD

•	10% of the total premium payments made during the first five contract years minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial Information: Federal tax matters.

For the purpose of calculating the deferred sales charge, all amounts are withdrawn in order to minimize the applicable contingent deferred sales charge. Premium payments made in the sixth contract year and later will not be subject to a deferred sales charge upon withdrawal.

We will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.

ACCUMULATION PERIOD	PROSPECTUS	23

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Dollar cost averaging program

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Portfolio rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated transfer and automated alert programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

Reports

At least twice each year, we send a report to each contract owner. that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that: address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

24	PROSPECTUS	ACCUMULATION PERIOD

An AT buy order allows you to establish an order to transfer money from The Guardian Cash Fund to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to The Guardian Cash Fund based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specified when you established the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

ACCUMULATION PERIOD	PROSPECTUS	25

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and/or portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

•	If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

26	PROSPECTUS	ACCUMULATION PERIOD

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	27

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose and,

•	if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

28	PROSPECTUS	ANNUITY PERIOD

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments to Age 100

ANNUITY PERIOD	PROSPECTUS	29

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

30	PROSPECTUS	ANNUITY PERIOD

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PERIOD	PROSPECTUS	31

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Annuity Payments to Age 100

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

32	PROSPECTUS	ANNUITY PERIOD

Under Option F-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4.

If you make a surrender or partial withdrawal during the annuity period under Option F-4, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

ANNUITY PERIOD	PROSPECTUS	33

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

34	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant.

The regular death benefit, if the annuitant is age 79 or younger on the issue date of the contract and dies before age 85, is the greatest of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

•	the total of all premiums paid, minus an adjusted amount for each partial withdrawal, any deferred sales charges previously paid on any withdrawals and annuity taxes. The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit described in this bullet immediately prior to the withdrawal.

or

•	the accumulation value of the contract as of the reset date immediately preceding the annuitant’s date of death, plus any net premiums paid after that date, less an adjusted amount for each partial withdrawal after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on). The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit described in this bullet immediately prior to the withdrawal.

For annuitants aged 80 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of the annuitant’s death in good order, minus any annuity taxes.

Death benefits

If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit.

OTHER CONTRACT FEATURES	PROSPECTUS	35

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•	You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

36	PROSPECTUS	OTHER CONTRACT FEATURES

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner’s death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner’s death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners; and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

OTHER CONTRACT FEATURES	PROSPECTUS	37

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•	We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or The Fixed-Rate Option.

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40% –	The Guardian Bond Fund, The Guardian VC Low Duration Bond Fund, AIM V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

40% –	The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Growth Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged Allcap Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Davis Financial Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

•	On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount

OTHER CONTRACT FEATURES	PROSPECTUS	39

(or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. If you select the GMWB rider, you cannot select this rider. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the annuitant and the contingent annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the annuitant may not be changed except as follows. If an annuitant who is not you dies prior to the annuity commencement date, and if a contingent annuitant had been named by you on the date that the contract and this rider were issued, then the contingent annuitant will become the annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar

40	PROSPECTUS	OTHER CONTRACT FEATURES

year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our customer service office, all necessary information in good order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the annuitant.

The GMIB rider will be issued only on the date that the basic contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the accumulation value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1)	The accumulation value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

(i)	the 85th birthday of the annuitant; or

(ii)	the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2)	The largest accumulation value, on the issue date or on any rider anniversary prior to the 81st birthday of the annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the accumulation value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the accumulation value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the accumulation value as of that date.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

OTHER CONTRACT FEATURES	PROSPECTUS	41

(a)	is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

(b)	is the accumulation value immediately prior to the withdrawal; and

(c)	is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed annuity payments from the following annuity payout options:

•	Life Income – An election may be made for a fixed income payout for the life of the annuitant.

•	Life Income with a 10 year Period Certain – An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the beneficiary. If the life expectancy of the annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the annuitant.

•	Joint and 100% Survivor – An election may be made for a fixed income option if both the annuitant and the joint annuitant are under age 85. Payments will be made as long as either the annuitant or joint annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i)	the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii)	the income calculated by multiplying each $1,000 of accumulation value by our current settlement option rates of the basic contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the basic contract. Annuity factors translate your guaranteed income base or your accumulation value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or accumulation value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the basic contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the accumulation value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these

42	PROSPECTUS	OTHER CONTRACT FEATURES

factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.

The rider terminates on the earliest of the following:

•	the date the basic contract terminates; or

•	the date you elect to apply the accumulation value of the contract to annuitize the contract using the annuity payout options in the basic contract; or

•	the 31st day following the date of the annuitant’s 85th birthday; or

•	the date the contingent annuitant becomes the annuitant, if the contingent annuitant is age 85 or older; or

•	the date spousal continuation is elected, if you were the annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state. If you select the GMWB rider, you cannot select this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER (REFERRED TO AS “ASSET ACCESSSM”)

When you buy your contract, you can choose to buy a GMWB rider, if your initial premium payment is $10,000 or more, and if you (or at least one of the joint owners, if applicable) are younger than 81 years old at the time we issue the contract. This rider provides a guaranteed minimum withdrawal benefit regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the first contract anniversary. There is a one year benefit waiting period for the benefits provided by this rider. This rider is irrevocable and can only be terminated on the earliest of the following:

-	the contract termination date; or

-	the annuity commencement date; or

-	depletion of the guaranteed withdrawal balance, as described below; or

-	when death benefit proceeds are distributed as a lump sum under the contract; or

-	depletion of the contract accumulation value unless the settlement phase described below is applicable.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is the total amount available for future periodic guaranteed withdrawals and is used for

OTHER CONTRACT FEATURES	PROSPECTUS	43

the purpose of calculating the GMWB. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year until the GWB is depleted. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

The GWA is calculated on your first contract anniversary by multiplying the GWB as of that date by 5%. This percentage is the guaranteed withdrawal percentage. You may take withdrawals in each contract year, beginning on your first contract anniversary, up to an amount equal to the GWA until the GWB is depleted, even if the accumulation value of your contract reduces to zero. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than your GWA in any contract year, your GWB will be reset, possibly reducing your GMWB to an amount less than the total of all your premium payments.

After the issue date of your contract and prior to the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional payments exceeds $1,000,000. On or after the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional premium payments exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date. The rider fee is deducted pro rata from all investment options and is 0.50% of the adjusted GWB. The adjusted GWB is the GWB that was available on your prior contract anniversary, adjusted for any step-up (described below) or subsequent premium payments. For your first contract anniversary, the adjusted GWB is the initial premium adjusted for any subsequent premium payments you made during the first contract year. If you take a withdrawal on any date other than a contract anniversary and the withdrawal exceeds the GWA for that contract year and reduces the accumulation value of the basic contract to zero, we will deduct a pro rata share of the rider fee from the amount that would be payable to you. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.00% annually on the effective date of each step-up.

The GMWB begins on the first contract anniversary date. In no event will the GWB exceed $5,000,000.

44	PROSPECTUS	OTHER CONTRACT FEATURES

The following section describes how your GWB is calculated:

The initial GWB is equal to your initial premium payment. During the first contract year, each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment. Each time you take a withdrawal during the first contract year, the GWB will reset to the GWB immediately prior to the withdrawal multiplied by the accumulation value of the contract immediately after the withdrawal and divided by the accumulation value immediately prior to the withdrawal.

On and after the first contract anniversary, each time an additional premium payment is received by us, your GWB will increase by the amount of that additional payment. Your GWB can also increase as a result of either a bonus or a step-up and it will decrease as a result of a withdrawal.

During your first five contract years (the bonus period), if you do not take withdrawals during a particular contract year and if your GWB has not been previously stepped-up and/or reset, then your GWB will increase on the following contract anniversary by an amount equal to the following: multiplied by 6% (the bonus percentage), the total premium payments you made from the issue date of your contract to the end of the applicable contract year minus the total withdrawals you made during that period. However, if your GWB was previously stepped-up and/or reset during the bonus period, then your GWB will increase by an amount equal to 6% multiplied by the following: your GWB immediately after your latest step-up or reset, increased by any premium payments we received after your latest step-up or reset and decreased by any withdrawals you made after your latest step-up or reset.

In addition, if you have not taken any withdrawals during the entire bonus period, a one time bonus credit will be applied to your GWB at the end of the bonus period. This one time bonus credit is equal to your initial premium payment multiplied by 2.5%. No bonuses will be paid after the end of the bonus period.

Also, please note that the application of any bonus only increases the GWB and does not increase the contract’s accumulation value.

Your first step-up date is your fourth contract anniversary. After that, step-up dates occur on every third contract anniversary, up to and including your 31st contract anniversary. Within 30 days following each step-up date, you may choose to increase (or “step- up”) your GWB if the accumulation value of your contract on the step-up date is greater than the GWB on that date. If you do not elect to step-up on a particular date, you will be able to step-up on the next available step-up date. Currently, we do not charge an increased fee for this step-up, but we reserve the right to increase the rider fee on the effective date of each step-up. The increased rider fee will never exceed an annual charge of 1.00%, deducted pro rata from all investment options, on your contract anniversary. No step-ups will be permitted after the 30 days following your 31st contract anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	45

If your total withdrawals during a contract year are less than or equal to the GWA, then your GWB will reset to a GWB less the amount of the withdrawals. If your total withdrawals during a contract year exceed the GWA, then your GWB will reset to equal the lesser of the accumulation value of your contract immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

If you have a qualified contract, you may be required to take minimum required distributions. If your minimum required distribution amount exceeds your GWA, you may have to withdraw more than the GWA to avoid the imposition of a 50% excise tax, causing a reset of your GWB. You should consult a tax advisor before purchasing the GMWB rider with a qualified contract.

The following section describes how your GWA is calculated on or after your first contract anniversary:

Each time an additional premium payment is received by us, the GWA will equal the greater of:

-	your GWA immediately prior to the premium payment; or

-	the lesser of:

•	the GWB immediately after the premium payment multiplied by the 5% guaranteed withdrawal percentage; or

•	your GWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is increased by a bonus, your GWA will equal the greater of:

-	your GWA immediately prior to the bonus; or

-	the GWB immediately after the bonus multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is stepped-up, the GWA will equal the greater of:

-	the GWA immediately prior to the step-up of your GWB; or

-	your GWB immediately after the step-up of your GWB multiplied by the 5% guaranteed withdrawal percentage.

If your total withdrawals during a contract year are less than or equal to your GWA, then your GWA will not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your GWA then your GWA will be reset to equal the lesser of:

-	your GWA immediately prior to the withdrawal; or

-	the 5% guaranteed withdrawal percentage multiplied by the greater of:

46	PROSPECTUS	OTHER CONTRACT FEATURES

•	the accumulation value of your contract immediately after your withdrawal; or

•	your GWB immediately after the withdrawal.

The following section will explain the settlement phase of the GMWB rider:

The rider will enter its settlement phase if a withdrawal:

-	does not cause your total withdrawals during that contact year to exceed the GWA; and

-	reduces the accumulation value of the contract to zero,

but the GWB immediately after the withdrawal is still greater than zero.

During the settlement phase, settlement payments totaling no more than the GWA will be paid to you until the GWB is depleted. These payments will be made annually. Your contract will continue, but all other rights and benefits under your contract, including death benefits, will terminate. Additional premium payments will not be accepted and the rider fee will not be deducted. Also, you may not increase or decrease the settlement payments paid to you, except that you may increase any settlement payment if you need to satisfy a minimum required distribution from this contract under Internal Revenue Code Section 401(a)(9). If your settlement payments are below $100 annually, we reserve the right to pay you the present value of the remaining payments.

If you die during the settlement phase, payments will continue to the surviving joint owner(s), if any, and are subject to the Special Requirements provisions of the Death Benefits section of this prospectus. The surviving joint owner(s)) may choose one of the following methods of payment to receive the remaining settlement payments:

-	A lump sum equal to the present value of the remaining payments, calculated as of the date we receive proof of the owner’s death and all required documents in good order; or

-	If the remaining payments are payable over a period that does not extend five years beyond the date of the owner’s death, continue the payments as scheduled until the GWB is depleted; or

-	If the remaining payments are payable over a period that extends five years beyond the date of the owner’s death, receive the present value of the remaining payments in equal annual payments that will not extend over a period ending five years beyond the date of the owner’s death.

If there is no joint owner, the present value of the remaining payments will be paid to your beneficiary in a lump sum and will be calculated as of the date we receive proof of your death and all required documents in good order.

OTHER CONTRACT FEATURES	PROSPECTUS	47

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

The following section describes the effect of the payment of a death benefit on the GMWB rider:

The GMWB rider will terminate if:

-	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and

-	the death benefit proceeds are distributed as a lump sum or pursuant to the election of an annuity payout option (as required upon the death of the annuitant).

The GMWB rider will continue if:

-	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and

-	the death benefit proceeds are not distributed as a lump sum or pursuant to the election of an annuity payout option.

If the GMWB rider continues, the rider fee continues. Also, if the death benefit was greater than the GWB on the date that the death benefit was determined, the recipient of the death benefit proceeds can elect to step-up the GWB within 30 days following that date. The recipient of the death benefit proceeds is only eligible to receive any additional remaining bonuses or step-ups if he or she is the deceased owner’s spouse. When withdrawals deplete the accumulation value of the contract or the death benefit proceeds to zero and the GWB is still greater than zero, then the rider enters the settlement phase.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

1. Growth Blend Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 20%

•	The Guardian Bond Fund – 40%

•	AIM V.I. Growth Fund – 30%

•	Fidelity VIP Contrafund Portfolio – 10%

48	PROSPECTUS	OTHER CONTRACT FEATURES

2. Growth and Income Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 15%

•	The Guardian Bond Fund – 40%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Equity Income Portfolio – 15%

•	Baillie Gifford International Growth Fund – 15%

3. Value Blend Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 15%

•	The Guardian Bond Fund – 40%

•	Davis Value Portfolio – 30%

•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

4. Guardian Perspectives Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 30%

•	The Guardian Bond Fund – 40%

•	The Guardian UBS Large Cap Value Fund – 15%

•	Baillie Gifford International Growth Fund – 15%

Under each model, you must select either The Guardian VC 500 Index Fund or The Guardian Stock Fund. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new allocation model, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We may reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction.

OTHER CONTRACT FEATURES	PROSPECTUS	49

Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the GMWB rider at our sole discretion. This rider may not be available in your state. If you select the Living Benefit (Decade) and/or the Guaranteed Minimum Income Benefit (GMIB) riders, you cannot select the GMWB rider. Currently, the dollar cost averaging program will not be available to you if you select the GMWB rider, although we may offer the dollar cost averaging program to contractowners who have selected the GMWB rider in the future. The GMWB rider is not available if your contract is issued in conjunction with a 403(b) plan. This rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

50	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, generally at 4:00 p.m. New York City time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

FINANCIAL INFORMATION	PROSPECTUS	51

Costs and

expenses

No sales charges are deducted from your premium payments when you make them.

However, the following charges do apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expenses

•	contract fee;

and the following charges may apply:

•	living benefit rider expenses

•	guaranteed minimum income benefit

•	guaranteed minimum withdrawal benefit expense

•	contingent deferred sales charge

•	partial withdrawal charge.

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Guaranteed minimum income benefit expense

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income

52	PROSPECTUS	FINANCIAL INFORMATION

base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. Also, this charge will be deducted even during periods when the rider would provide no benefit on annuitization because the accumulation value is greater than the guaranteed income base.

Guaranteed minimum withdrawal benefit expense

If you choose this rider and it is in effect, you will pay an annual charge of 0.50% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first five contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first five contract years. This charge compensates us for expenses related to the sale of contracts and will be assessed pro rata among all variable investment options from which you have withdrawn. We will deduct any deferred sales charge from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional accumulation units to cover these charges.

When we calculate the deferred sales charge, all amounts taken out are withdrawn in order to minimize the amount you owe. Generally, withdrawals will be attributed to purchase payments on a LIFO basis except in the instance of a withdrawal that is made from a contract that has been continued under spousal continuation. In that situation, a withdrawal will be attributed on a FIFO basis. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made within

Deferred sales

charges

Contract year	Deferred sales charge (%)
1	4
2	3
3	3
4	2
5	2
6+	0

FINANCIAL INFORMATION	PROSPECTUS	53

Tax advice

Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

the first five contract years; or (ii) the amount withdrawn or surrendered. However, during the first five contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first five contract years; or (ii) 10% of the total premium payments made during the first five contract years minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for

54	PROSPECTUS	FINANCIAL INFORMATION

retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner’s investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	55

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date, under Options V-4 and F-4, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time ( on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4 or F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4 or F-4.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax

56	PROSPECTUS	FINANCIAL INFORMATION

adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 or F-4 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

FINANCIAL INFORMATION	PROSPECTUS	57

treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Generation-skipping transfer tax – Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject

58	PROSPECTUS	FINANCIAL INFORMATION

to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty may be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

FINANCIAL INFORMATION	PROSPECTUS	59

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

•	made for a qualified first time home purchase up to $10,000

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 or F-4.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4 or F-4 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity

60	PROSPECTUS	FINANCIAL INFORMATION

commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death or the employee’s former spouse as an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Federal estate taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden

FINANCIAL INFORMATION	PROSPECTUS	61

resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show nonstandard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate

62	PROSPECTUS	FINANCIAL INFORMATION

Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

FINANCIAL INFORMATION	PROSPECTUS	63

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	65

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•	the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.

66	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	67

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

•	Valuation of assets of the Separate Account

•	Transferability restrictions

•	Experts

•	Financial statements.

68	PROSPECTUS	OTHER INFORMATION

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, in order to receive that day’s accumulation unit values.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract’s allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	69

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account F of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 11, 2005

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name “The Guardian CXCSM Variable Annuity”) dated April 11, 2005.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013692    5/04

STATEMENT OF ADDITIONAL INFORMATION	B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account F (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2004, 2003 and 2002, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $44,238,771, $43,478,315 and $39,993,217, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

B-2	INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contract owner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

STATEMENT OF ADDITIONAL INFORMATION	B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2004 was 1.79%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2004 was 1.81%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

B-4	INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2004 and 2003 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2004 and the statement of assets and liabilities of Separate Account F as of and for the year ended December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2004, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

STATEMENT OF ADDITIONAL INFORMATION	B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT F

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Guardian Stock	Guardian VC 500 Index

Assets:
Shares owned in underlying fund	321,211	1,176,215
Net asset value per share (NAV)	28.42	8.86

Total Assets (Shares x NAV)	$9,128,819	$10,421,266

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	58,910	48,447

Net Assets	$9,069,909	$10,372,819

Net Assets: Regular Contract–Years 0–4
Contract value in accumulation period	$4,656,796	$7,774,063

Net Assets	$4,656,796	$7,774,063
Units Outstanding	772,124	933,841
Unit Value (accumulation)	$6.03	$8.32

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$1,854,803	$509,240

Net Assets	$1,854,803	$509,240
Units Outstanding	306,216	60,908
Unit Value (accumulation)	$6.06	$8.36

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract value in accumulation period	$99,102	$338,308

Net Assets	$99,102	$338,308
Units Outstanding	16,608	41,072
Unit Value (accumulation)	$5.97	$8.24

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$23,195	$—

Net Assets	$23,195	$—
Units Outstanding	3,870	—
Unit Value (accumulation)	$5.99	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract value in accumulation period	$1,548,016	$926,276

Net Assets	$1,548,016	$926,276
Units Outstanding	259,414	112,455
Unit Value (accumulation)	$5.97	$8.24

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$734,502	$319,808

Net Assets	$734,502	$319,808
Units Outstanding	122,557	38,660
Unit Value (accumulation)	$5.99	$8.27

See notes to financial statements.

B-6	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

308,441	564,153	213,589	155,623	209,727	1,520,077	1,336,320
9.16	8.60	9.97	13.35	13.97	12.11	10.00

$2,825,317	$4,851,717	$2,129,488	$2,077,566	$2,929,893	$18,408,139	$13,363,202

21,739	30,550	12,454	21,657	19,285	98,284	1,625,064

$2,803,578	$4,821,167	$2,117,034	$2,055,909	$2,910,608	$18,309,855	$11,738,138

$1,331,378	$3,700,381	$1,838,031	$1,825,477	$2,475,845	$12,180,443	$9,239,664

$1,331,378	$3,700,381	$1,838,031	$1,825,477	$2,475,845	$12,180,443	$9,239,664
142,914	313,566	184,298	125,687	159,573	971,537	921,569
$9.32	$11.80	$9.97	$14.52	$15.52	$12.54	$10.03

$272,875	$45,822	$—	$660	$12,020	$570,678	$349,170

$272,875	$45,822	$—	$660	$12,020	$570,678	$349,170
29,165	3,866	—	45	773	45,323	34,677
$9.36	$11.85	$—	$14.55	$15.55	$12.59	$10.07

$21,558	$27,058	$90,661	$9,544	$4,068	$1,339,879	$482,365

$21,558	$27,058	$90,661	$9,544	$4,068	$1,339,879	$482,365
2,339	2,317	9,121	660	263	108,012	48,625
$9.22	$11.68	$9.94	$14.45	$15.44	$12.40	$9.92

$2,054	$—	$—	$—	$—	$54,748	$26,081

$2,054	$—	$—	$—	$—	$54,748	$26,081
222	—	—	—	—	4,394	2,618
$9.26	$—	$—	$—	$—	$12.46	$9.96

$642,660	$689,813	$98,965	$218,760	$353,141	$2,961,224	$1,244,803

$642,660	$689,813	$98,965	$218,760	$353,141	$2,961,224	$1,244,803
69,722	59,078	9,956	15,134	22,870	238,715	125,484
$9.22	$11.68	$9.94	$14.45	$15.44	$12.40	$9.92

$451,659	$15,766	$56,892	$—	$14,810	$521,369	$125,020

$451,659	$15,766	$56,892	$—	$14,810	$521,369	$125,020
48,789	1,344	5,716	—	957	41,849	12,548
$9.26	$11.73	$9.95	$—	$15.47	$12.46	$9.96

STATEMENT OF ADDITIONAL INFORMATION	B-7

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Baillie Gifford International Growth	Baillie Gifford Emerging Markets

Assets:
Shares owned in underlying fund	199,955	289,503
Net asset value per share (NAV)	15.60	16.43

Total Assets ( Shares x NAV)	$3,119,295	$4,756,528

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	19,424	31,881

Net Assets	$3,099,871	$4,724,647

Net Assets: Regular Contract–Years 0–4
Contract value in accumulation period	$1,964,520	$4,053,555

Net Assets	$1,964,520	$4,053,555
Units Outstanding	226,691	265,341
Unit Value (accumulation)	$8.67	$15.28

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$125,805	$24,891

Net Assets	$125,805	$24,891
Units Outstanding	14,455	1,622
Unit Value (accumulation)	$8.70	$15.34

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract value in accumulation period	$87,891	$84,280

Net Assets	$87,891	$84,280
Units Outstanding	10,250	5,576
Unit Value (accumulation)	$8.57	$15.12

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$2,579	$—

Net Assets	$2,579	$—
Units Outstanding	299	—
Unit Value (accumulation)	$8.61	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract value in accumulation period	$748,996	$514,184

Net Assets	$748,996	$514,184
Units Outstanding	87,351	34,017
Unit Value (accumulation)	$8.57	$15.12

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$88,179	$15,417

Net Assets	$88,179	$15,417
Units Outstanding	10,240	1,016
Unit Value (accumulation)	$8.61	$15.18

See notes to financial statements.

B-8	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I	AIM V.I. Premier Equity Series I

496,266	133,707	490,629	143,853	509,036	88,153	146,384
17.22	20.24	20.46	11.84	12.07	16.05	21.30

$8,545,701	$2,706,230	$10,038,275	$1,703,215	$6,144,062	$1,414,856	$3,117,979

47,736	21,158	61,701	10,658	41,265	11,697	22,022

$8,497,965	$2,685,072	$9,976,574	$1,692,557	$6,102,797	$1,403,159	$3,095,957

$6,086,506	$1,949,938	$6,100,467	$1,121,426	$4,048,291	$494,783	$2,027,011

$6,086,506	$1,949,938	$6,100,467	$1,121,426	$4,048,291	$494,783	$2,027,011
607,640	290,400	702,981	173,728	346,808	104,288	295,361
$10.02	$6.71	$8.68	$6.46	$11.67	$4.74	$6.86

$482,976	$123,816	$898,522	$208,959	$191,717	$68,200	$245,794

$482,976	$123,816	$898,522	$208,959	$191,717	$68,200	$245,794
48,010	18,361	103,095	32,232	16,353	14,313	35,661
$10.06	$6.74	$8.72	$6.48	$11.72	$4.76	$6.89

$68,657	$21,568	$360,448	$3,291	$486,152	$37,228	$41,367

$68,657	$21,568	$360,448	$3,291	$486,152	$37,228	$41,367
6,928	3,246	41,980	515	42,092	7,931	6,092
$9.91	$6.64	$8.59	$6.39	$11.55	$4.69	$6.79

$—	$—	$12,844	$8,499	$49,828	$—	$—

$—	$—	$12,844	$8,499	$49,828	$—	$—
—	—	1,489	1,325	4,296	—	—
$—	$—	$8.62	$6.41	$11.60	$—	$—

$1,223,126	$472,092	$1,989,813	$282,274	$915,158	$516,429	$602,061

$1,223,126	$472,092	$1,989,813	$282,274	$915,158	$516,429	$602,061
123,414	71,059	231,745	44,196	79,237	110,013	88,665
$9.91	$6.64	$8.59	$6.39	$11.55	$4.69	$6.79

$272,438	$66,008	$464,351	$60,011	$106,549	$53,138	$78,295

$272,438	$66,008	$464,351	$60,011	$106,549	$53,138	$78,295
27,371	9,893	53,848	9,356	9,186	11,271	11,481
$9.95	$6.67	$8.62	$6.41	$11.60	$4.71	$6.82

STATEMENT OF ADDITIONAL INFORMATION	B-9

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Alger American Leveraged AllCap Class O	Alliance Bernstein Growth & Income Class B

Assets:
Shares owned in underlying fund	80,533	137,889
Net asset value per share (NAV)	30.39	23.87

Total Assets ( Shares x NAV)	$2,447,400	$3,291,409

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	22,282	23,641

Net Assets	$2,425,118	$3,267,768

Net Assets: Regular Contract–Years 0–4
Contract value in accumulation period	$1,824,567	$2,460,042

Net Assets	$1,824,567	$2,460,042
Units Outstanding	302,931	217,758
Unit Value (accumulation)	$6.02	$11.30

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$21,508	$11,555

Net Assets	$21,508	$11,555
Units Outstanding	3,556	1,020
Unit Value (accumulation)	$6.05	$11.33

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract value in accumulation period	$39,786	$77,659

Net Assets	$39,786	$77,659
Units Outstanding	6,676	6,920
Unit Value (accumulation)	$5.96	$11.22

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract value in accumulation period	$358,575	$437,586

Net Assets	$358,575	$437,586
Units Outstanding	60,170	38,994
Unit Value (accumulation)	$5.96	$11.22

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$62,455	$104,402

Net Assets	$62,455	$104,402
Units Outstanding	10,435	9,278
Unit Value (accumulation)	$5.99	$11.25

See notes to financial statements.

B-10	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Value Class B	American Century VP Capital Appreciation Class 1	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity–Income Service Class 2

12,703	28,823	275,656	158,391	315,425	406,238	479,292
23.11	15.08	12.54	7.66	14.20	26.35	25.09

$293,557	$434,656	$3,456,726	$1,213,275	$4,479,033	$10,704,369	$12,025,431

8,057	10,397	29,342	12,480	30,214	59,142	74,113

$285,500	$424,259	$3,427,384	$1,200,795	$4,448,819	$10,645,227	$11,951,318

$264,817	$271,057	$2,773,182	$730,328	$3,104,996	$6,897,701	$8,780,595

$264,817	$271,057	$2,773,182	$730,328	$3,104,996	$6,897,701	$8,780,595
26,030	27,434	232,935	125,526	315,755	672,961	806,650
$10.17	$9.88	$11.91	$5.82	$9.83	$10.25	$10.89

$—	$—	$32,442	$71,484	$270,343	$703,068	$418,804

$—	$—	$32,442	$71,484	$270,343	$703,068	$418,804
—	—	2,718	12,233	27,374	68,299	38,309
$—	$—	$11.94	$5.84	$9.88	$10.29	$10.93

$13,425	$350	$26,449	$49,086	$95,465	$338,029	$295,476

$13,425	$350	$26,449	$49,086	$95,465	$338,029	$295,476
1,328	36	2,237	8,527	9,812	33,331	27,434
$10.11	$9.81	$11.83	$5.76	$9.73	$10.14	$10.77

$—	$—	$—	$—	$—	$36,774	$10,783

$—	$—	$—	$—	$—	$36,774	$10,783
—	—	—	—	—	3,611	997
$—	$—	$—	$—	$—	$10.19	$10.82

$5,590	$100,484	$391,100	$286,092	$907,259	$1,882,839	$2,114,901

$5,590	$100,484	$391,100	$286,092	$907,259	$1,882,839	$2,114,901
553	10,238	33,071	49,698	93,246	185,657	196,366
$10.11	$9.81	$11.83	$5.76	$9.73	$10.14	$10.77

$—	$—	$102,955	$32,698	$44,761	$423,784	$85,700

$—	$—	$102,955	$32,698	$44,761	$423,784	$85,700
—	—	8,682	5,656	4,581	41,607	7,923
$—	$—	$11.86	$5.78	$9.77	$10.19	$10.82

STATEMENT OF ADDITIONAL INFORMATION	B-11

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2

Assets:
Shares owned in underlying fund	113,902	279,495
Net asset value per share (NAV)	31.64	29.88

Total Assets ( Shares x NAV)	$3,603,864	$8,351,317

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	24,887	53,073

Net Assets	$3,578,977	$8,298,244

Net Assets: Regular Contract–Years 0–4
Contract value in accumulation period	$2,343,227	$6,056,002

Net Assets	$2,343,227	$6,056,002
Units Outstanding	364,993	422,366
Unit Value (accumulation)	$6.42	$14.34

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$189,104	$180,751

Net Assets	$189,104	$180,751
Units Outstanding	29,329	12,572
Unit Value (accumulation)	$6.45	$14.38

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract value in accumulation period	$161,680	$120,480

Net Assets	$161,680	$120,480
Units Outstanding	25,453	8,459
Unit Value (accumulation)	$6.35	$14.24

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$2,339	$—

Net Assets	$2,339	$—
Units Outstanding	367	—
Unit Value (accumulation)	$6.38	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract value in accumulation period	$720,527	$1,258,346

Net Assets	$720,527	$1,258,346
Units Outstanding	113,432	88,351
Unit Value (accumulation)	$6.35	$14.24

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$36,504	$97,990

Net Assets	$36,504	$97,990
Units Outstanding	5,722	6,861
Unit Value (accumulation)	$6.38	$14.28

See notes to financial statements.

B-12	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Capital Appreciation Service Shares	Janus Aspen Flexible Income Service Shares	Janus Aspen Growth and Income Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Capital Opportunities Service Class

229,891	113,626	160,484	331,091	117,232	125,244	108,087
12.83	25.36	24.39	12.71	15.81	26.62	13.48

$2,949,504	$2,881,554	$3,914,195	$4,208,168	$1,853,430	$3,333,996	$1,457,012

22,425	22,353	26,482	30,605	19,864	26,215	17,967

$2,927,079	$2,859,201	$3,887,713	$4,177,563	$1,833,566	$3,307,781	$1,439,045

$2,251,274	$2,204,787	$2,541,958	$3,484,626	$1,186,064	$1,629,500	$907,082

$2,251,274	$2,204,787	$2,541,958	$3,484,626	$1,186,064	$1,629,500	$907,082
191,929	470,627	349,800	279,066	151,886	273,468	143,563
$11.73	$4.68	$7.27	$12.49	$7.81	$5.96	$6.32

$42,665	$207,822	$418,758	$192,489	$100,875	$315,046	$40,927

$42,665	$207,822	$418,758	$192,489	$100,875	$315,046	$40,927
3,628	44,170	57,378	15,349	12,863	52,645	6,450
$11.76	$4.70	$7.30	$12.54	$7.84	$5.98	$6.35

$60,096	$5,072	$25,115	$42,106	$27,011	$21,085	$28,450

$60,096	$5,072	$25,115	$42,106	$27,011	$21,085	$28,450
5,158	1,094	3,493	3,408	3,496	3,576	4,551
$11.65	$4.64	$7.19	$12.35	$7.73	$5.90	$6.25

$—	$18,770	$—	$2,907	$—	$—	$—

$—	$18,770	$—	$2,907	$—	$—	$—
—	4,032	—	234	—	—	—
$—	$4.66	$—	$12.41	$—	$—	$—

$469,789	$384,536	$666,730	$241,397	$342,728	$896,756	$282,214

$469,789	$384,536	$666,730	$241,397	$342,728	$896,756	$282,214
40,320	82,959	92,729	19,538	44,358	152,105	45,143
$11.65	$4.64	$7.19	$12.35	$7.73	$5.90	$6.25

$54,236	$38,214	$170,354	$102,413	$52,078	$124,341	$108,049

$54,236	$38,214	$170,354	$102,413	$52,078	$124,341	$108,049
4,642	8,209	23,591	8,254	6,711	21,000	17,209
$11.68	$4.66	$7.22	$12.41	$7.76	$5.92	$6.28

STATEMENT OF ADDITIONAL INFORMATION	B-13

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

Assets:
Shares owned in underlying fund	91,695	118,427
Net asset value per share (NAV)	17.37	17.99

Total Assets ( Shares x NAV)	$1,592,742	$2,130,502

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	13,458	16,397

Net Assets	$1,579,284	$2,114,105

Net Assets: Regular Contract–Years 0–4
Contract value in accumulation period	$936,539	$1,556,826

Net Assets	$936,539	$1,556,826
Units Outstanding	186,683	191,613
Unit Value (accumulation)	$5.02	$8.12

Net Assets: Regular Contract–Years 5 and beyond
Contract value in accumulation period	$132,056	$41,563

Net Assets	$132,056	$41,563
Units Outstanding	26,210	5,093
Unit Value (accumulation)	$5.04	$8.16

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract value in accumulation period	$20,346	$33,130

Net Assets	$20,346	$33,130
Units Outstanding	4,099	4,121
Unit Value (accumulation)	$4.96	$8.04

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract value in accumulation period	$416,104	$366,312

Net Assets	$416,104	$366,312
Units Outstanding	83,829	45,567
Unit Value (accumulation)	$4.96	$8.04

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract value in accumulation period	$39,227	$25,522

Net Assets	$39,227	$25,522
Units Outstanding	7,869	3,161
Unit Value (accumulation)	$4.99	$8.07

See notes to financial statements.

B-14	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS New Discovery Service Class	MFS Strategic Income Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

264,477	166,503	56,634	146,737	340,948
14.71	11.13	17.97	19.29	9.48

$3,890,451	$1,853,176	$1,017,706	$2,830,566	$3,232,192

25,872	19,061	8,260	22,918	23,748

$3,864,579	$1,834,115	$1,009,446	$2,807,648	$3,208,444

$2,298,028	$1,534,389	$702,738	$2,177,804	$2,193,829

$2,298,028	$1,534,389	$702,738	$2,177,804	$2,193,829
287,886	118,502	114,006	188,715	203,662
$7.98	$12.95	$6.16	$11.54	$10.77

$248,626	$48,684	$54,053	$47,287	$8,681

$248,626	$48,684	$54,053	$47,287	$8,681
31,013	3,744	8,731	4,087	804
$8.02	$13.00	$6.19	$11.57	$10.80

$51,417	$39,695	$8,737	$131,794	$364,045

$51,417	$39,695	$8,737	$131,794	$364,045
6,510	3,098	1,433	11,497	34,023
$7.90	$12.81	$6.10	$11.46	$10.70

$—	$13,327	$—	$—	$—

$—	$13,327	$—	$—	$—
—	1,036	—	—	—
$—	$12.87	$—	$—	$—

$424,158	$159,488	$190,863	$365,896	$535,952

$424,158	$159,488	$190,863	$365,896	$535,952
53,704	12,449	31,294	31,919	50,089
$7.90	$12.81	$6.10	$11.46	$10.70

$38,601	$21,363	$49,243	$—	$12,815

$38,601	$21,363	$49,243	$—	$12,815
4,866	1,660	8,039	—	1,194
$7.93	$12.87	$6.13	$—	$10.73

STATEMENT OF ADDITIONAL INFORMATION	B-15

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Guardian Stock	Guardian VC 500 Index

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract value in accumulation period	$102,973	$176,091

Net Assets	$102,973	$176,091
Units Outstanding	17,440	21,607
Unit Value (accumulation)	$5.90	$8.15

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract value in accumulation period	$4,543	$8,506

Net Assets	$4,543	$8,506
Units Outstanding	474	813
Unit Value (accumulation)	$9.58	$10.47

Net Assets: Total
Contract value in accumulation period	$9,023,930	$10,052,292
Contract value in payout (annuitization) period	45,979	320,527

Net Assets	$9,069,909	$10,372,819

FIFO Cost Of Shares In Underlying Fund	$8,575,432	$9,590,136

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

	Guardian Stock	Guardian VC 500 Index

2004 Investment Income
Income:
Reinvested dividends	$171,605	$120,116
Expenses:
Mortality expense risk and administrative charges	176,042	138,115

Net investment income/(expense)	(4,437)	(17,999)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(296,714)	467,772
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(296,714)	467,772
Net change in unrealized appreciation/(depreciation) of investments	653,025	168,882

Net realized and unrealized gain/(loss) from investments	356,311	636,654

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$351,874	$618,655

See notes to financial statements.

B-16	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$81,394	$109,178	$5,674	$440	$26,520	$480,494	$179,204

$81,394	$109,178	$5,674	$440	$26,520	$480,494	$179,204
8,925	9,450	573	31	1,726	39,148	18,258
$9.12	$11.55	$9.91	$14.39	$15.37	$12.27	$9.82

$—	$954	$5,103	$1,028	$1,050	$27,524	$6,356

$—	$954	$5,103	$1,028	$1,050	$27,524	$6,356
—	80	517	72	69	2,489	665
$—	$11.96	$9.87	$14.32	$15.29	$11.06	$9.56

$2,803,578	$4,588,972	$2,095,326	$2,055,909	$2,887,454	$18,136,359	$11,652,663
—	232,195	21,708	—	23,154	173,496	85,475

$2,803,578	$4,821,167	$2,117,034	$2,055,909	$2,910,608	$18,309,855	$11,738,138

$2,469,364	$4,755,650	$2,145,935	$2,007,577	$2,840,208	$19,093,637	$13,363,202

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$32,274	$302,170	$32,744	$14,982	$6,434	$782,273	$144,045

51,289	81,749	30,151	24,561	37,094	343,673	302,149

(19,015)	220,421	2,593	(9,579)	(30,660)	438,600	(158,104)

(14,384)	101,978	2,339	111,267	100,363	(81,945)	—
—	—	—	122,560	229,800	187,027	—

(14,384)	101,978	2,339	233,827	330,163	105,082	—
252,455	(16,027)	(17,549)	(10,960)	(22,360)	(175,965)	—

238,071	85,951	(15,210)	222,867	307,803	(70,883)	—

$219,056	$306,372	$(12,617)	$213,288	$277,143	$367,717	$(158,104)

STATEMENT OF ADDITIONAL INFORMATION	B-17

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Baillie Gifford International Growth	Baillie Gifford Emerging Markets

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract value in accumulation period	$53,580	$30,071

Net Assets	$53,580	$30,071
Units Outstanding	6,315	2,011
Unit Value (accumulation)	$8.48	$14.96

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$3,071,550	$4,722,398
Contract value in payout (annuitization) period	28,321	2,249

Net Assets	$3,099,871	$4,724,647

FIFO Cost Of Shares In Underlying Fund	$2,811,448	$3,953,483

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2004 (continued)

	Baillie Gifford International Growth	Baillie Gifford Emerging Markets

2004 Investment Income
Income:
Reinvested dividends	$6,457	$8,243
Expenses:
Mortality expense risk and administrative charges	56,734	79,397

Net investment income/(expense)	(50,277)	(71,154)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	339,962	548,267
Reinvested realized gain distributions	—	96,372

Net realized gain/(loss) on investments	339,962	644,639
Net change in unrealized appreciation/(depreciation) of investments	116,046	239,700

Net realized and unrealized gain/(loss) from investments	456,008	884,339

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$405,731	$813,185

See notes to financial statements.

B-18	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I	AIM V.I. Premier Equity Series I

$229,030	$51,650	$142,077	$8,097	$211,866	$174,533	$10,159

$229,030	$51,650	$142,077	$8,097	$211,866	$174,533	$10,159
23,356	7,857	16,724	1,281	18,540	37,578	1,512
$9.81	$6.57	$8.50	$6.32	$11.43	$4.64	$6.72

$1,389	$—	$5,678	$—	$8,941	$1,987	$10,884

$1,389	$—	$5,678	$—	$8,941	$1,987	$10,884
111	—	521	—	851	204	1,191
$12.53	$—	$10.90	$—	$10.51	$9.74	$9.14

$8,364,122	$2,685,072	$9,974,200	$1,692,557	$6,018,502	$1,346,298	$3,015,571
133,843	—	2,374	—	84,295	56,861	80,386

$8,497,965	$2,685,072	$9,976,574	$1,692,557	$6,102,797	$1,403,159	$3,095,957

$8,450,003	$2,250,421	$8,580,055	$1,418,523	$6,329,526	$1,179,626	$3,026,974

Investment Divisions
Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I	AIM V.I. Premier Equity Series I

$—	$—	$32,234	$—	$233,052	$—	$14,072

137,227	47,787	179,046	26,675	125,740	29,358	59,072

(137,227)	(47,787)	(146,812)	(26,675)	107,312	(29,358)	(45,000)

491,136	43,030	84,174	123,285	(28,765)	(28,404)	(109,987)
1,369,661	—	—	—	—	—	—

1,860,797	43,030	84,174	123,285	(28,765)	(28,404)	(109,987)
(809,370)	237,864	978,300	47,487	(42,559)	137,760	259,730

1,051,427	280,894	1,062,474	170,772	(71,324)	109,356	149,743

$914,200	$233,107	$915,662	$144,097	$35,988	$79,998	$104,743

STATEMENT OF ADDITIONAL INFORMATION	B-19

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Alger American Leveraged AllCap Class O	Alliance Bernstein Growth & Income Class B

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract value in accumulation period	$11,957	$162,084

Net Assets	$11,957	$162,084
Units Outstanding	2,028	14,541
Unit Value (accumulation)	$5.90	$11.15

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract value in accumulation period	$553	$2,092

Net Assets	$553	$2,092
Units Outstanding	57	189
Unit Value (accumulation)	$9.69	$11.07

Net Assets: Total
Contract value in accumulation period	$2,319,401	$3,255,420
Contract value in payout (annuitization) period	105,717	12,348

Net Assets	$2,425,118	$3,267,768

FIFO Cost Of Shares In Underlying Fund	$2,069,916	$2,861,782

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2004 (continued)

	Alger American Leveraged AllCap Class O	Alliance Bernstein Growth & Income Class B

2004 Investment Income
Income:
Reinvested dividends	$—	$25,784
Expenses:
Mortality expense risk and administrative charges	44,108	59,602

Net investment income/(expense)	(44,108)	(33,818)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(7,985)	135,267
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(7,985)	135,267
Net change in unrealized appreciation/(depreciation) of investments	190,406	153,708

Net realized and unrealized gain/(loss) from investments	182,421	288,975

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$138,313	$255,157

See notes to financial statements.

B-20	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Value Class B	American Century VP Capital Appreciation Class 1	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

$1,668	$1,472	$83,772	$30,575	$25,995	$118,371	$153,702

$1,668	$1,472	$83,772	$30,575	$25,995	$118,371	$153,702
166	151	7,131	5,368	2,700	11,797	14,423
$10.04	$9.75	$11.75	$5.70	$9.63	$10.03	$10.66

$—	$—	$—	$527	$—	$4,299	$6,178
$—	$—	$—	$527	$—	$4,299	$6,178
—	—	—	55	—	351	564
$—	$—	$—	$9.54	$—	$12.24	$10.95

$285,500	$373,363	$3,409,900	$1,200,790	$4,448,819	$10,404,865	$11,866,139
—	50,896	17,484	5	—	240,362	85,179

$285,500	$424,259	$3,427,384	$1,200,795	$4,448,819	$10,645,227	$11,951,318

$263,255	$378,716	$2,975,542	$1,026,127	$4,078,901	$8,404,996	$9,903,999

Investment Divisions
Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Value Class B	American Century VP Capital Appreciation Class 1	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

$—	$—	$24,128	$—	$80,991	$17,851	$161,327

5,398	9,465	52,122	24,069	82,650	175,657	211,041

(5,398)	(9,465)	(27,994)	(24,069)	(1,659)	(157,806)	(49,714)

16,270	112,790	231,669	(20,545)	65,748	307,429	109,338
—	—	—	—	—	—	42,043

16,270	112,790	231,669	(20,545)	65,748	307,429	151,381
7,571	(97,969)	115,810	98,926	80,368	1,027,244	905,715

23,841	14,821	347,479	78,381	146,116	1,334,673	1,057,096

$18,443	$5,356	$319,485	$54,312	$144,457	$1,176,867	$1,007,382

STATEMENT OF ADDITIONAL INFORMATION	B-21

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract value in accumulation period	$25,041	$343,706

Net Assets	$25,041	$343,706
Units Outstanding	3,984	24,294
Unit Value (accumulation)	$6.28	$14.15

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract value in accumulation period	$1,925	$1,042

Net Assets	$1,925	$1,042
Units Outstanding	208	74
Unit Value (accumulation)	$9.24	$14.05

Net Assets: Total
Contract value in accumulation period	$3,480,347	$8,058,317
Contract value in payout (annuitization) period	98,630	239,927

Net Assets	$3,578,977	$8,298,244

FIFO Cost Of Shares In Underlying Fund	$3,256,184	$6,597,410

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2004 (continued)

	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2

2004 Investment Income
Income:
Reinvested dividends	$4,520	$—
Expenses:
Mortality expense risk and administrative charges	65,109	116,538

Net investment income/(expense)	(60,589)	(116,538)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(64,449)	433,992
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(64,449)	433,992
Net change in unrealized appreciation/(depreciation) of investments	162,962	1,006,421

Net realized and unrealized gain/(loss) from investments	98,513	1,440,413

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$37,924	$1,323,875

See notes to financial statements.

B-22	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Capital Appreciation Service Shares	Janus Aspen Flexible Income Service Shares	Janus Aspen Growth and Income Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Capital Opportunities Service Class

$44,793	$—	$47,170	$53,894	$65,801	$308,663	$5,114

$44,793	$—	$47,170	$53,894	$65,801	$308,663	$5,114
3,870	—	6,631	4,409	8,607	52,914	827
$11.57	$—	$7.11	$12.22	$7.64	$5.83	$6.19

$4,226	$—	$—	$872	$—	$—	$4,963

$4,226	$—	$—	$872	$—	$—	$4,963
368	—	—	77	—	—	513
$11.50	$—	$—	$11.32	$—	$—	$9.67

$2,927,079	$2,859,201	$3,870,085	$4,120,704	$1,774,557	$3,295,391	$1,376,799
—	—	17,628	56,859	59,009	12,390	62,246

$2,927,079	$2,859,201	$3,887,713	$4,177,563	$1,833,566	$3,307,781	$1,439,045

$2,639,094	$2,544,336	$3,082,952	$4,349,466	$1,604,200	$3,084,997	$1,201,199

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Capital Appreciation Service Shares	Janus Aspen Flexible Income Service Shares	Janus Aspen Growth and Income Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Capital Opportunities Service Class

$25,818	$—	$914	$256,493	$6,886	$34,755	$2,802

40,319	43,252	66,494	81,488	34,297	72,811	27,445

(14,501)	(43,252)	(65,580)	175,005	(27,411)	(38,056)	(24,643)

48,647	639,054	(32,764)	123,927	(23,899)	(46,233)	(16,750)
—	—	—	33,768	—	—	—

48,647	639,054	(32,764)	157,695	(23,899)	(46,233)	(16,750)
263,043	(250,209)	629,246	(264,674)	212,299	40,204	171,226

311,690	388,845	596,482	(106,979)	188,400	(6,029)	154,476

$297,189	$345,593	$530,902	$68,026	$160,989	$(44,085)	$129,833

STATEMENT OF ADDITIONAL INFORMATION	B-23

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract value in accumulation period	$35,012	$82,688

Net Assets	$35,012	$82,688
Units Outstanding	7,129	10,396
Unit Value (accumulation)	$4.91	$7.95

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$1,579,284	$2,106,041
Contract value in payout (annuitization) period	—	8,064

Net Assets	$1,579,284	$2,114,105

FIFO Cost Of Shares In Underlying Fund	$1,452,280	$1,763,040

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2004 (continued)

	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

2004 Investment Income
Income:
Reinvested dividends	$—	$8,968
Expenses:
Mortality expense risk and administrative charges	33,350	38,758

Net investment income/(expense)	(33,350)	(29,790)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	273,575	(9,095)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	273,575	(9,095)
Net change in unrealized appreciation/(depreciation) of investments	(106,572)	214,673

Net realized and unrealized gain/(loss) from investments	167,003	205,578

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$133,653	$175,788

See notes to financial statements.

B-24	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS New Discovery Service Class	MFS Strategic Income Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$25,450	$17,169	$3,812	$86,064	$67,340

$25,450	$17,169	$3,812	$86,064	$67,340
3,257	1,355	632	7,558	6,336
$7.81	$12.68	$6.03	$11.39	$10.63

$—	$—	$—	$—	$7,121

$—	$—	$—	$—	$7,121
—	—	—	—	674
$—	$—	$—	$—	$10.56

$3,086,280	$1,834,115	$1,009,446	$2,808,845	$3,189,783
778,299	—	—	(1,197)	18,661

$3,864,579	$1,834,115	$1,009,446	$2,807,648	$3,208,444

$3,551,098	$1,758,818	$874,285	$2,538,877	$3,201,803

Investment Divisions
MFS New Discovery Service Class	MFS Strategic Income Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$—	$71,194	$411	$13,687	$135,113

68,393	27,130	19,873	43,669	58,100

(68,393)	44,064	(19,462)	(29,982)	77,013

123,396	7,191	(17,895)	237,394	(26,382)
—	—	—	—	—

123,396	7,191	(17,895)	237,394	(26,382)
97,395	37,542	100,735	83,858	15,320

220,791	44,733	82,840	321,252	(11,062)

$152,398	$88,797	$63,378	$291,270	$65,951

STATEMENT OF ADDITIONAL INFORMATION	B-25

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004

	Guardian Stock	Guardian VC 500 Index

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(78,738)	$(13,732)
Net realized gain/(loss) from sale of investments	(544,046)	(29,794)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	2,341,754	1,304,991

Net increase/(decrease) resulting from operations	1,718,970	1,261,465

2003 Contract Transactions
Net contract purchase payments	688,481	920,881
Transfers between investment divisions	(118,058)	1,373,752
Transfers on account of death	(11,120)	(25,782)
Transfers of annuity benefits, surrenders and partial withdrawals	(573,989)	(1,331,127)
Transfers of investment credits	13,455	25,252
Contract fees	(6,126)	(3,385)
Transfers–other	19,335	221

Net increase/(decrease) from contract transactions	11,978	959,812

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	60,403

Total Increase/(Decrease) in Net Assets	1,730,948	2,281,680
Net Assets at December 31, 2002	8,787,885	4,197,075

Net Assets at December 31, 2003	$10,518,833	$6,478,755

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,437)	$(17,999)
Net realized gain/(loss) from sale of investments	(296,714)	467,772
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	653,025	168,882

Net increase/(decrease) resulting from operations	351,874	618,655

2004 Contract Transactions
Net contract purchase payments	723,430	891,308
Transfers between investment divisions	(1,615,812)	3,686,376
Transfers on account of death	(20,059)	(46,767)
Transfers of annuity benefits, surrenders and partial withdrawals	(901,665)	(1,273,347)
Transfers of investment credits	17,460	22,705
Contract fees	(5,777)	(3,980)
Transfers–other	1,625	(886)

Net increase/(decrease) from contract transactions	(1,800,798)	3,275,409

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,448,924)	3,894,064
Net Assets at December 31, 2003	10,518,833	6,478,755

Net Assets at December 31, 2004	$9,069,909	$10,372,819

See notes to financial statements.

B-26	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$24,765	$240,079	$(705)	$378	$(8,518)	$383,289	$(354,333)
(173,081)	201,262	253	5,761	28,580	371,960	—
—	—	639	18,742	62,678	565,229	—
600,047	199,077	1,102	80,950	112,045	(798,085)	—

451,731	640,418	1,289	105,831	194,785	522,393	(354,333)

169,156	2,655,278	43,882	140,634	326,032	4,217,014	25,747,732
89,958	578,187	617,439	792,344	1,060,959	(670,791)	(18,114,100)
—	(20,010)	—	—	—	(92,671)	(129,894)
(111,206)	(2,657,610)	(54,697)	(30,934)	(81,386)	(2,888,651)	(31,356,803)
4,474	79,177	1,317	4,195	9,746	120,790	765,564
(1,385)	(1,386)	(33)	(18)	(81)	(9,363)	(10,017)
(715)	(277)	(3)	17	319	(1,254)	107

150,282	633,359	607,905	906,238	1,315,589	675,074	(23,097,411)

—	—	—	—	(16,286)	—	(95,445)

602,013	1,273,777	609,194	1,012,069	1,494,088	1,197,467	(23,547,189)
1,923,170	3,258,513	—	—	—	17,999,477	41,383,872

$2,525,183	$4,532,290	$609,194	$1,012,069	$1,494,088	$19,196,944	$17,836,683

$(19,015)	$220,421	$2,593	$(9,579)	$(30,660)	$438,600	$(158,104)
(14,384)	101,978	2,339	111,267	100,363	(81,945)	—
—	—	—	122,560	229,800	187,027	—
252,455	(16,027)	(17,549)	(10,960)	(22,360)	(175,965)	—

219,056	306,372	(12,617)	213,288	277,143	367,717	(158,104)

201,306	750,727	708,093	417,159	531,212	2,041,722	10,233,647
193,800	1,021,388	1,442,630	493,390	690,448	(205,968)	(8,237,358)
(20,707)	(111,776)	—	—	—	(192,863)	(499,469)
(318,428)	(1,697,365)	(648,609)	(91,082)	(96,577)	(2,945,240)	(7,719,511)
5,329	21,388	18,676	11,703	15,529	53,972	289,355
(1,678)	(1,918)	(353)	(576)	(600)	(9,409)	(8,975)
(283)	61	20	(42)	(635)	2,980	2,304

59,339	(17,495)	1,520,457	830,552	1,139,377	(1,254,806)	(5,940,007)

—	—	—	—	—	—	(434)

278,395	288,877	1,507,840	1,043,840	1,416,520	(887,089)	(6,098,545)
2,525,183	4,532,290	609,194	1,012,069	1,494,088	19,196,944	17,836,683

$2,803,578	$4,821,167	$2,117,034	$2,055,909	$2,910,608	$18,309,855	$11,738,138

STATEMENT OF ADDITIONAL INFORMATION	B-27

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	Baillie Gifford International Growth	Baillie Gifford Emerging Markets

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(15,128)	$(18,742)
Net realized gain/(loss) from sale of investments	1,727,032	871,630
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	176,426	579,684

Net increase/(decrease) resulting from operations	1,888,330	1,432,572

2003 Contract Transactions
Net contract purchase payments	1,212,166	847,783
Transfers between investment divisions	2,133,996	2,670,827
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(3,674,315)	(676,330)
Transfers of investment credits	35,078	24,430
Contract fees	(955)	(824)
Transfers–other	(4,641)	1,688

Net increase/(decrease) from contract transactions	(298,671)	2,867,574

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,589,659	4,300,146
Net Assets at December 31, 2002	1,373,764	988,757

Net Assets at December 31, 2003	$2,963,423	$5,288,903

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(50,277)	$(71,154)
Net realized gain/(loss) from sale of investments	339,962	548,267
Reinvested realized gain distributions	—	96,372
Net change in unrealized appreciation/(depreciation) of investments	116,046	239,700

Net increase/(decrease) resulting from operations	405,731	813,185

2004 Contract Transactions
Net contract purchase payments	506,902	624,510
Transfers between investment divisions	(569,592)	(698,950)
Transfers on account of death	(56,105)	(31,135)
Transfers of annuity benefits, surrenders and partial withdrawals	(164,256)	(1,285,058)
Transfers of investment credits	14,744	16,308
Contract fees	(1,070)	(1,564)
Transfers–other	94	(1,552)

Net increase/(decrease) from contract transactions	(269,283)	(1,377,441)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	136,448	(564,256)
Net Assets at December 31, 2003	2,963,423	5,288,903

Net Assets at December 31, 2004	$3,099,871	$4,724,647

See notes to financial statements.

B-28	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I	AIM V.I. Premier Equity Series I

$(89,429)	$(37,828)	$(93,654)	$(27,762)	$32,221	$(25,251)	$(50,942)
383,912	(251,010)	(835,917)	(317,732)	202,781	(120,662)	(477,623)
—	—	—	—	2,732	—	—
1,365,258	602,439	2,026,451	692,318	(305,622)	443,134	1,137,034

1,659,741	313,601	1,096,880	346,824	(67,888)	297,221	608,469

724,608	755,115	714,313	464,805	2,280,900	275,746	103,787
1,757,346	3,256	74,108	(374,560)	(1,191,759)	380,767	(310,555)
(28,089)	(15,549)	(14,071)	(8,455)	(44,451)	(14,991)	—
(251,768)	(163,183)	(728,406)	(109,491)	(1,262,426)	(129,791)	(363,540)
19,871	22,274	17,589	13,279	67,363	6,545	1,053
(2,136)	(884)	(6,244)	(1,496)	(3,819)	(925)	(3,109)
851	444	791	472	(703)	163	485

2,220,683	601,473	58,080	(15,446)	(154,895)	517,514	(571,879)

(15,614)	—	31,415	—	(2,426)	—	(2,411)

3,864,810	915,074	1,186,375	331,378	(225,209)	814,735	34,179
2,901,563	1,429,130	7,837,268	1,072,295	7,664,938	870,150	3,264,178

$6,766,373	$2,344,204	$9,023,643	$1,403,673	$7,439,729	$1,684,885	$3,298,357

$(137,227)	$(47,787)	$(146,812)	$(26,675)	$107,312	$(29,358)	$(45,000)
491,136	43,030	84,174	123,285	(28,765)	(28,404)	(109,987)
1,369,661	—	—	—	—	—	—
(809,370)	237,864	978,300	47,487	(42,559)	137,760	259,730

914,200	233,107	915,662	144,097	35,988	79,998	104,743

796,647	225,857	723,183	152,506	507,943	155,838	148,778
489,297	8,264	73,606	160,962	(412,666)	(260,631)	(163,999)
(47,718)	—	(144,597)	(38,939)	(38,303)	(4,476)	(11,648)
(437,561)	(131,413)	(625,930)	(131,083)	(1,438,902)	(255,512)	(280,195)
20,105	6,005	17,865	3,355	12,986	4,019	2,754
(3,013)	(920)	(6,454)	(1,462)	(3,873)	(1,109)	(2,647)
(365)	(32)	(404)	(552)	(105)	147	(186)

817,392	107,761	37,269	144,787	(1,372,920)	(361,724)	(307,143)

—	—	—	—	—	—	—

1,731,592	340,868	952,931	288,884	(1,336,932)	(281,726)	(202,400)
6,766,373	2,344,204	9,023,643	1,403,673	7,439,729	1,684,885	3,298,357

$8,497,965	$2,685,072	$9,976,574	$1,692,557	$6,102,797	$1,403,159	$3,095,957

STATEMENT OF ADDITIONAL INFORMATION	B-29

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	Alger American Leveraged AllCap Class O	Alliance Bernstein Growth & Income Class B

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(38,557)	$(19,791)
Net realized gain/(loss) from sale of investments	(261,149)	106,188
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	794,678	316,495

Net increase/(decrease) resulting from operations	494,972	402,892

2003 Contract Transactions
Net contract purchase payments	175,852	608,651
Transfers between investment divisions	330,732	1,168,552
Transfers on account of death	(20,757)	(2,995)
Transfers of annuity benefits, surrenders and partial withdrawals	(203,144)	(108,335)
Transfers of investment credits	3,399	17,894
Contract fees	(1,439)	(174)
Transfers–other	67	320

Net increase/(decrease) from contract transactions	284,710	1,683,913

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	2,262	—

Total Increase/(Decrease) in Net Assets	781,944	2,086,805
Net Assets at December 31, 2002	1,569,695	516,996

Net Assets at December 31, 2003	$2,351,639	$2,603,801

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(44,108)	$(33,818)
Net realized gain/(loss) from sale of investments	(7,985)	135,267
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	190,406	153,708

Net increase/(decrease) resulting from operations	138,313	255,157

2004 Contract Transactions
Net contract purchase payments	129,418	371,044
Transfers between investment divisions	38,628	198,271
Transfers on account of death	(41,489)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(193,433)	(170,480)
Transfers of investment credits	3,107	10,472
Contract fees	(1,382)	(634)
Transfers–other	317	137

Net increase/(decrease) from contract transactions	(64,834)	408,810

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	73,479	663,967
Net Assets at December 31, 2003	2,351,639	2,603,801

Net Assets at December 31, 2004	$2,425,118	$3,267,768

See notes to financial statements.

B-30	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Value Class B	American Century VP Capital Appreciation Class 1	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2

$(2,393)	$(10,375)	$(14,937)	$(21,202)	$19,572	$(105,453)	$(32,201)
5,596	2,453	10,232	(120,447)	(56,648)	(161,384)	(358,461)
—	—	—	—	—	—	—
23,500	176,674	352,767	335,943	524,847	1,831,822	2,592,467

26,703	168,752	348,062	194,294	487,771	1,564,985	2,201,805

21,338	13,265	855,644	64,545	721,377	1,282,805	1,244,776
145,487	722,775	397,910	182,354	262,595	398,847	894,049
—	—	—	(13,966)	(9,334)	(48,723)	(12,097)
(415)	(276,996)	(93,145)	(39,164)	(216,946)	(659,482)	(592,429)
640	318	24,043	1,604	20,416	35,092	35,619
(46)	(243)	(235)	(721)	(2,333)	(3,718)	(4,479)
920	827	814	1	9	317	46

167,924	459,946	1,185,031	194,653	775,784	1,005,138	1,565,485

—	—	—	(460)	—	—	(2,212)

194,627	628,698	1,533,093	388,487	1,263,555	2,570,123	3,765,078
52,009	166,767	402,735	846,787	2,955,269	5,204,009	7,254,469

$246,636	$795,465	$1,935,828	$1,235,274	$4,218,824	$7,774,132	$11,019,547

$(5,398)	$(9,465)	$(27,994)	$(24,069)	$(1,659)	$(157,806)	$(49,714)
16,270	112,790	231,669	(20,545)	65,748	307,429	109,338
—	—	—	—	—	—	42,043
7,571	(97,969)	115,810	98,926	80,368	1,027,244	905,715

18,443	5,356	319,485	54,312	144,457	1,176,867	1,007,382

62,337	99,371	384,091	184,192	571,795	869,467	952,809
12,163	(410,338)	916,935	(136,738)	(43,838)	1,984,532	(96,406)
—	—	(7,363)	(14,852)	(10,135)	(61,408)	(126,971)
(55,838)	(67,689)	(130,733)	(128,153)	(445,687)	(1,116,271)	(824,948)
1,826	2,791	10,429	5,081	15,937	22,677	25,345
(88)	(217)	(896)	(690)	(2,685)	(4,731)	(5,275)
21	(480)	(392)	2,369	151	(38)	(165)

20,421	(376,562)	1,172,071	(88,791)	85,538	1,694,228	(75,611)

—	—	—	—	—	—	—

38,864	(371,206)	1,491,556	(34,479)	229,995	2,871,095	931,771
246,636	795,465	1,935,828	1,235,274	4,218,824	7,774,132	11,019,547

$285,500	$424,259	$3,427,384	$1,200,795	$4,448,819	$10,645,227	$11,951,318

STATEMENT OF ADDITIONAL INFORMATION	B-31

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(53,030)	$(45,290)
Net realized gain/(loss) from sale of investments	(153,008)	193,156
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	964,059	778,834

Net increase/(decrease) resulting from operations	758,021	926,700

2003 Contract Transactions
Net contract purchase payments	268,094	1,241,339
Transfers between investment divisions	198,493	1,009,745
Transfers on account of death	(10,910)	(2,895)
Transfers of annuity benefits, surrenders and partial withdrawals	(152,589)	(200,496)
Transfers of investment credits	6,700	35,214
Contract fees	(2,304)	(401)
Transfers–other	194	2,044

Net increase/(decrease) from contract transactions	307,678	2,084,550

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	1,852	72,236

Total Increase/(Decrease) in Net Assets	1,067,551	3,083,486
Net Assets at December 31, 2002	2,315,544	991,007

Net Assets at December 31, 2003	$3,383,095	$4,074,493

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(60,589)	$(116,538)
Net realized gain/(loss) from sale of investments	(64,449)	433,992
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	162,962	1,006,421

Net increase/(decrease) resulting from operations	37,924	1,323,875

2004 Contract Transactions
Net contract purchase payments	280,146	1,025,337
Transfers between investment divisions	132,321	2,345,982
Transfers on account of death	(50,203)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(208,096)	(494,921)
Transfers of investment credits	6,290	28,490
Contract fees	(2,358)	(1,820)
Transfers–other	(142)	(3,192)

Net increase/(decrease) from contract transactions	157,958	2,899,876

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	195,882	4,223,751
Net Assets at December 31, 2003	3,383,095	4,074,493

Net Assets at December 31, 2004	$3,578,977	$8,298,244

See notes to financial statements.

B-32	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Capital Appreciation Service Shares	Janus Aspen Flexible Income Service Shares	Janus Aspen Growth and Income Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Capital Opportunities Service Class

$(2,960)	$(48,401)	$(44,751)	$90,609	$(22,500)	$(53,632)	$(26,174)
370,333	(35,517)	(195,872)	94,842	(113,038)	562,294	(235,825)
—	—	—	—	—	—	—
64,843	821,191	712,838	(21,312)	433,427	270,168	554,036

432,216	737,273	472,215	164,139	297,889	778,830	292,037

232,814	112,924	902,502	1,346,812	141,774	219,008	72,647
(98,360)	1,511,854	67,674	217,225	25,058	566,413	(278,712)
—	(20,100)	(5,471)	(2,761)	—	(10,905)	(5,792)
(7,193)	(152,483)	(186,564)	(314,202)	(147,145)	(995,382)	(87,333)
6,961	2,000	25,713	39,323	3,580	5,128	1,102
(111)	(2,016)	(1,568)	(1,875)	(1,598)	(3,201)	(1,257)
(133)	30	999	(99)	185	187	2,304
133,978	1,452,209	803,285	1,284,423	21,854	(218,752)	(297,041)

—	—	(2,490)	—	(2,584)	—	—

566,194	2,189,482	1,273,010	1,448,562	317,159	560,078	(5,004)
311,546	1,016,967	1,964,052	3,102,183	1,429,508	3,143,135	1,361,268

$877,740	$3,206,449	$3,237,062	$4,550,745	$1,746,667	$3,703,213	$1,356,264

$(14,501)	$(43,252)	$(65,580)	$175,005	$(27,411)	$(38,056)	$(24,643)
48,647	639,054	(32,764)	123,927	(23,899)	(46,233)	(16,750)
—	—	—	33,768	—	—	—
263,043	(250,209)	629,246	(264,674)	212,299	40,204	171,226

297,189	345,593	530,902	68,026	160,989	(44,085)	129,833

417,696	182,632	294,173	322,964	125,436	198,324	102,004
1,512,591	(669,263)	34,813	(385,132)	56,789	27,457	(92,605)
—	—	(37,717)	—	(2,249)	(16,543)	(8,208)
(189,825)	(207,206)	(176,897)	(385,336)	(254,964)	(560,836)	(49,080)
12,197	3,252	7,303	7,905	2,799	3,791	2,046
(757)	(2,115)	(1,593)	(2,065)	(1,803)	(3,000)	(1,152)
248	(141)	(333)	456	(98)	(540)	(57)

1,752,150	(692,841)	119,749	(441,208)	(74,090)	(351,347)	(47,052)

—	—	—	—	—	—	—

2,049,339	(347,248)	650,651	(373,182)	86,899	(395,432)	82,781
877,740	3,206,449	3,237,062	4,550,745	1,746,667	3,703,213	1,356,264

$2,927,079	$2,859,201	$3,887,713	$4,177,563	$1,833,566	$3,307,781	$1,439,045

STATEMENT OF ADDITIONAL INFORMATION	B-33

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(33,193)	$(28,911)
Net realized gain/(loss) from sale of investments	(323,799)	(231,741)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	725,926	608,992

Net increase/(decrease) resulting from operations	368,934	348,340

2003 Contract Transactions
Net contract purchase payments	79,626	182,907
Transfers between investment divisions	823,915	(123,411)
Transfers on account of death	(9,793)	(13,778)
Transfers of annuity benefits, surrenders and partial withdrawals	(90,471)	(211,653)
Transfers of investment credits	1,601	3,671
Contract fees	(1,401)	(1,469)
Transfers–other	193	719

Net increase/(decrease) from contract transactions	803,670	(163,014)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,172,604	185,326
Net Assets at December 31, 2002	1,009,975	1,926,257

Net Assets at December 31, 2003	$2,182,579	$2,111,583

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(33,350)	$(29,790)
Net realized gain/(loss) from sale of investments	273,575	(9,095)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(106,572)	214,673

Net increase/(decrease) resulting from operations	133,653	175,788

2004 Contract Transactions
Net contract purchase payments	167,236	93,397
Transfers between investment divisions	(660,993)	(5,750)
Transfers on account of death	—	(81,838)
Transfers of annuity benefits, surrenders and partial withdrawals	(245,805)	(179,746)
Transfers of investment credits	4,055	2,121
Contract fees	(1,424)	(1,388)
Transfers–other	(17)	(62)

Net increase/(decrease) from contract transactions	(736,948)	(173,266)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(603,295)	2,522
Net Assets at December 31, 2003	2,182,579	2,111,583

Net Assets at December 31, 2004	$1,579,284	$2,114,105

See notes to financial statements.

B-34	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS New Discovery Service Class	MFS Strategic Income Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$(61,418)	$29,692	$(19,386)	$(11,932)	$40,334
(206,942)	28,745	(136,416)	(3,699)	(61,495)
—	—	—	—	—
1,109,755	25,243	366,370	233,096	(7,268)

841,395	83,680	210,568	217,465	(28,429)

610,335	852,359	62,598	356,049	2,338,683
143,086	(205,015)	13,615	387,393	(247,256)
—	—	(17,698)	—	—
(309,296)	(316,798)	(112,393)	(22,450)	(251,148)
15,910	25,000	1,340	10,332	70,081
(1,671)	(506)	(755)	(227)	(727)
393	739	255	(896)	(164)

458,757	355,779	(53,038)	730,201	1,909,469

(1,006)	—	—	—	—

1,299,146	439,459	157,530	947,666	1,881,040
2,579,594	767,172	875,933	448,885	1,240,853

$3,878,740	$1,206,631	$1,033,463	$1,396,551	$3,121,893

$(68,393)	$44,064	$(19,462)	$(29,982)	$77,013
123,396	7,191	(17,895)	237,394	(26,382)
—	—	—	—	—
97,395	37,542	100,735	83,858	15,320

152,398	88,797	63,378	291,270	65,951

208,363	401,940	106,308	650,610	718,888
(115,723)	307,115	(58,091)	723,987	(451,351)
(8,268)	(31,193)	(25,538)	—	(23,383)
(253,749)	(149,581)	(111,878)	(272,420)	(242,904)
4,978	11,467	2,575	18,618	20,465
(1,463)	(600)	(718)	(921)	(1,247)
(697)	(461)	(53)	(47)	132

(166,559)	538,687	(87,395)	1,119,827	20,600

—	—	—	—	—

(14,161)	627,484	(24,017)	1,411,097	86,551
3,878,740	1,206,631	1,033,463	1,396,551	3,121,893

$3,864,579	$1,834,115	$1,009,446	$2,807,648	$3,208,444

STATEMENT OF ADDITIONAL INFORMATION	B-35

THE GUARDIAN SEPARATE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (December 31, 2004)

NOTE 1 — ORGANIZATION

The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contract owner. The contract owner may transfer his or her contract value among the forty three investment options within the Account. However, a contract owner may only invest in up to twenty investment divisions at any time. Contract owners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, or an Earnings Benefit Rider, which provides for preservation of principal.

During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contract owners’ investment allocation options.

The forty three investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)	AllianceBernstein Value Portfolio Class B
The Guardian VC 500 Index Fund	American Century VP Capital Appreciation Fund Class 1
The Guardian VC Asset Allocation Fund	Fidelity VIP Balanced Portfolio Service Class 2
The Guardian VC High Yield Bond Fund	Fidelity VIP Contrafund Portfolio Service Class 2
The Guardian VC Low Duration Bond Fund	Fidelity VIP Equity-Income Portfolio Service Class 2
The Guardian UBS VC Large Cap Value Fund	Fidelity VIP Growth Portfolio Service Class 2
The Guardian UBS VC Small Cap Value Fund	Fidelity VIP Mid Cap Portfolio Service Class 2
The Guardian Bond Fund, Inc. (GBF)	Templeton Growth Securities Fund Class 2
The Guardian Cash Fund, Inc. (GCF)	Janus Aspen Mid Cap Growth Portfolio Service Shares
Baillie Gifford International Growth Fund (BGIGF) (formerly Baillie Gifford International Fund)	Janus Aspen Capital Appreciation Portfolio Service Shares
Janus Aspen Flexible Income Portfolio Service Shares
Baillie Gifford Emerging Markets Fund (BGEMF)	Janus Aspen Growth and Income Portfolio Service Shares
The Guardian Small Cap Stock Fund (GSCSF)	Janus Aspen Worldwide Growth Portfolio Service Shares
Value Line Centurion Fund	MFS Capital Opportunities Series Service Class
Value Line Strategic Asset Management Trust	MFS Emerging Growth Series Service Class
AIM V.I. Aggressive Growth Fund Series I	MFS Investors Trust Series Service Class
AIM V.I. Government Securities Fund Series I	MFS New Discovery Series Service Class
AIM V.I. Growth Fund Series I	MFS Strategic Income Series Service Class
AIM V.I. Premier Equity Fund Series I	Prudential Jennison Portfolio Class II
Alger American Leveraged AllCap Portfolio Class O	Van Kampen Life Investment Trust Growth & Income Portfolio Class II
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B	Van Kampen Life Investment Trust Government Portfolio Class II
AllianceBernstein Technology Portfolio Class B

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for

B-36	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2004, the AMFF balance in the GCF subdivision of Separate Account F was $669,942.

STATEMENT OF ADDITIONAL INFORMATION	B-37

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

	Purchases	Sales
The Guardian Stock Fund	$894,121	$2,663,313
The Guardian VC 500 Index Fund	6,567,317	3,281,793
The Guardian VC Asset Allocation Fund	631,630	580,016
The Guardian VC High Yield Bond Fund	3,407,242	3,182,567
The Guardian VC Low Duration Bond Fund	2,330,140	796,939
The Guardian UBS VC Large Cap Value Fund	2,988,452	2,030,357
The Guardian UBS VC Small Cap Value Fund	3,502,526	2,156,915
The Guardian Bond Fund, Inc.	4,842,952	5,418,458
The Guardian Cash Fund, Inc.	23,581,056	29,377,019
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)	4,818,463	5,131,289
Baillie Gifford Emerging Markets Fund	2,380,161	3,712,988
The Guardian Small Cap Stock Fund	5,070,830	2,993,777
Value Line Centurion Fund	290,609	222,848
Value Line Strategic Asset Management Trust	1,733,755	1,804,253
AIM V.I. Aggressive Growth Fund Series I	629,470	504,683
AIM V.I. Government Securities Fund Series I	1,114,197	2,354,065
AIM V.I. Growth Fund Series ID	254,078	645,802
AIM V.I. Premier Equity Fund Series I	264,605	607,675
Alger American Leveraged AllCap Portfolio Class O	546,306	641,141
AllianceBernstein Growth & Income Portfolio Class B	1,450,521	1,065,927
AllianceBernstein Premier Growth Portfolio Class B	127,847	107,426
AllianceBernstein Technology Portfolio Class B	613,512	1,000,074
AllianceBernstein Value Portfolio Class B	2,080,454	914,254
American Century VP Capital Appreciation Fund Class 1	224,902	333,693
Fidelity VIP Balanced Portfolio Service Class 2	956,779	860,249
Fidelity VIP Contrafund Portfolio Service Class 2	3,248,350	1,676,270
Fidelity VIP Equity-Income Portfolio Service Class 2	1,862,588	1,894,830
Fidelity VIP Growth Portfolio Service Class 2	820,439	707,961
Fidelity VIP Mid Cap Portfolio Service Class 2	4,353,080	1,533,205
Templeton Growth Securities Fund Class 2	2,932,053	1,184,085
Janus Aspen Mid Cap Growth Portfolio Service Shares	1,976,800	2,699,642
Janus Aspen Capital Appreciation Portfolio Service Shares	434,371	363,707
Janus Aspen Flexible Income Portfolio Service Shares	1,486,414	1,697,361
Janus Aspen Growth and Income Portfolio Service Shares	303,574	390,778
Janus Aspen Worldwide Growth Portfolio Service Shares	6,168,376	6,544,968
MFS Capital Opportunities Series Service Class	200,403	264,654
MFS Emerging Growth Series Service Class	1,480,609	2,247,558
MFS Investors Trust Series Service Class	125,050	319,349
MFS New Discovery Series Service Class	1,909,220	2,125,779
MFS Strategic Income Series Service Class	836,038	246,158
Prudential Jennison Portfolio Class II	136,771	243,755
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2,400,878	1,297,363
Van Kampen Life Investment Trust Government Portfolio Class II	1,621,929	1,516,216

Total	$103,598,868	$99,341,160

B-38	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2003 and 2004, contract fees amounted to $86,661 and $96,400, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Contract Anniversary Enhanced Death Benefit Rider or Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

b)	Contract Anniversary Enhanced Death Benefit Rider and/or Living Benefit Rider and/or Earnings Benefit Rider, with an annual rate of .50%;

c)	Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in the amount equal to .20% on an annual basis.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF, GSCSF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. BGIGF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, American Century Investment Management, Inc., Fidelity Management & Research Company, Janus Capital Corporation, Prudential Investments Fund Management LLC, Van Kampen Asset Management Inc., and MFS Investment Management fund families which compensate GIAC for administrative services provided. These fees range from .05% to .25% of the average daily net assets.

STATEMENT OF ADDITIONAL INFORMATION	B-39

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first four contract years.

Number of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	3%
1	2%
2	1%
3	1%
4+	0%

For the years ended December 31, 2003 and 2004, contingent deferred sales charges were $1,111,190 and $305,372.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

	2004			2003
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Guardian Stock Fund	582,692	901,380	(318,688)	150,356	142,959	7,397
The Guardian VC 500 Index Fund	612,815	211,848	400,967	350,925	200,676	150,249
The Guardian VC Asset Allocation Fund	104,057	96,792	7,265	29,938	16,565	13,373
The Guardian VC High Yield Bond Fund	161,616	163,661	(2,045)	326,699	255,575	71,124
The Guardian VC Low Duration Bond Fund	216,560	64,602	151,958	63,626	5,403	58,223
The Guardian UBS VC Large Cap Value Fund	70,623	6,869	63,754	80,587	2,712	77,875
The Guardian UBS VC Small Cap Value Fund	82,715	7,059	75,656	117,258	6,683	110,575
The Guardian Bond Fund, Inc.	274,255	382,751	(108,496)	361,949	306,816	55,133
The Guardian Cash Fund, Inc.	1,147,300	1,744,737	(597,437)	2,605,525	4,869,707	(2,264,182)
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)	96,325	133,661	(37,336)	758,929	598,729	160,200
Baillie Gifford Emerging Markets Fund	54,986	165,815	(110,829)	377,919	76,328	301,591
The Guardian Small Cap Stock Fund	195,309	110,998	84,311	339,461	37,547	301,914
Value Line Centurion Fund	69,272	51,795	17,477	147,877	38,774	109,103
Value Line Strategic Asset Management Trust	251,495	247,607	3,888	135,028	122,878	12,150
AIM V.I. Aggressive Growth Fund Series I	71,217	47,912	23,305	102,406	90,485	11,921
AIM V.I. Government Securities Fund Series I	75,058	194,338	(119,280)	204,643	220,535	(15,892)
AIM V.I. Growth Fund Series I	61,541	145,691	(84,150)	160,397	35,010	125,387
AIM V.I. Premier Equity Fund Series I	72,106	119,550	(47,444)	19,107	125,880	(106,773)
Alger American Leveraged AllCap Portfolio Class O	43,537	54,578	(11,041)	90,669	50,155	40,514
AllianceBernstein Growth & Income Portfolio Class B	57,683	21,180	36,503	199,846	12,705	187,141
AllianceBernstein Premier Growth Portfolio Class B	8,174	5,908	2,266	19,265	52	19,213
AllianceBernstein Technology Portfolio Class B	12,795	52,691	(39,896)	97,610	38,707	58,903
AllianceBernstein Value Portfolio Class B	119,721	12,596	107,125	142,359	10,307	132,052
American Century VP Capital Appreciation Fund Class 1	52,603	70,698	(18,095)	54,777	11,951	42,826
Fidelity VIP Balanced Portfolio Service Class 2	94,055	84,627	9,428	111,941	26,514	85,427
Fidelity VIP Contrafund Portfolio Service Class 2	310,302	130,008	180,294	236,466	99,655	136,811

B-40	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	2004			2003
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity VIP Equity-Income Portfolio Service Class 2	146,404	153,650	(7,246)	251,655	74,166	177,489
Fidelity VIP Growth Portfolio Service Class 2	81,671	56,642	25,029	87,483	34,903	52,580
Fidelity VIP Mid Cap Portfolio Service Class 2	273,663	42,651	231,012	249,395	21,289	228,106
Templeton Growth Securities Fund Class 2	182,584	18,055	164,529	46,851	780	46,071
Janus Aspen Mid Cap Growth Portfolio Service Shares	99,613	299,543	(199,930)	521,268	51,037	470,231
Janus Aspen Capital Appreciation Portfolio Service Shares	127,723	108,811	18,912	207,551	52,680	154,871
Janus Aspen Flexible Income Portfolio Service Shares	50,556	90,732	(40,176)	132,670	26,561	106,109
Janus Aspen Growth and Income Portfolio Service Shares	39,414	52,085	(12,671)	43,162	35,919	7,243
Janus Aspen Worldwide Growth Portfolio Service Shares	131,282	213,491	(82,209)	223,492	242,972	(19,480)
MFS Capital Opportunities Series Service Class	42,614	50,551	(7,937)	14,424	73,875	(59,451)
MFS Emerging Growth Series Service Class	71,396	238,380	(166,984)	222,240	24,569	197,671
MFS Investors Trust Series Service Class	21,199	44,500	(23,301)	28,514	55,269	(26,755)
MFS New Discovery Series Service Class	66,663	83,403	(16,740)	120,198	48,475	71,723
MFS Strategic Income Series Service Class	59,305	16,052	43,253	73,646	42,852	30,794
Prudential Jennison Portfolio Class II	35,435	51,583	(16,148)	24,497	38,634	(14,137)
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	133,029	25,092	107,937	83,589	2,488	81,101
Van Kampen Life Investment Trust Government Portfolio Class II	71,633	69,163	2,470	230,781	53,756	177,025

STATEMENT OF ADDITIONAL INFORMATION	B-41

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract owners’ accounts through redemption of units:

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
The Guardian Stock Fund(4)
2004	772,124	$6.03	$4,656,796	1.75%	1.81%	4.15%
2003	1,343,966	5.79	7,782,847	1.75%	0.98%	19.33%
2002	1,310,521	4.85	6,360,044	1.75%	0.89%	-22.26%
2001	954,095	6.24	5,956,177	1.75%	0.27%	-22.82%
2000	408,596	8.09	3,304,809	1.75%	0.04%	-19.12%
The Guardian VC 500 Index Fund(4)
2004	933,841	$8.32	$7,774,063	1.75%	1.59%	8.65%
2003	575,903	7.66	4,412,515	1.75%	1.51%	26.01%
2002	444,538	6.08	2,702,977	1.75%	2.17%	-23.77%
2001	310,994	7.98	2,480,692	1.75%	1.59%	-13.46%
2000	20,902	9.22	192,672	1.75%	0.37%	-7.82%
The Guardian VC Asset Allocation Fund(4)
2004	142,914	$9.32	$1,331,378	1.75%	1.21%	8.38%
2003	172,828	8.60	1,485,622	1.75%	2.81%	25.47%
2002	157,950	6.85	1,082,126	1.75%	1.97%	-21.28%
2001	133,129	8.70	1,158,693	1.75%	1.21%	-10.62%
2000	26,142	9.74	254,567	1.75%	2.47%	-2.62%
The Guardian VC High Yield Bond Fund(4)
2004	313,566	$11.80	$3,700,381	1.75%	6.86%	7.30%
2003	323,171	11.00	3,554,122	1.75%	7.17%	15.89%
2002	272,713	9.49	2,587,996	1.75%	8.38%	-0.48%
2001	40,009	9.54	381,497	1.75%	4.96%	1.75%
2000	108,667	9.37	1,018,364	1.75%	5.30%	-6.29%
The Guardian VC Low Duration Bond Fund(8)
2004	184,298	$9.97	$1,838,031	1.75%	1.97%	-0.85%
2003	57,494	10.06	578,333	1.75%	1.21%	0.59%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	125,687	$14.52	$1,825,477	1.75%	1.13%	11.74%
2003	74,187	13.00	964,253	1.75%	1.84%	29.98%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	159,573	$15.52	$2,475,845	1.75%	0.33%	16.44%
2003	103,368	13.32	1,377,335	1.75%	0.53%	33.25%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	971,537	$12.54	$12,180,443	1.75%	4.21%	2.38%
2003	1,141,414	12.25	13,976,893	1.75%	3.60%	2.91%
2002	1,057,872	11.90	12,588,177	1.75%	4.60%	7.56%
2001	557,110	11.06	6,163,595	1.75%	7.92%	6.96%
2000	31,026	10.34	320,914	1.75%	3.18%	3.43%

B-42	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
The Guardian Cash Fund, Inc.(4)
2004	921,569	$10.03	$9,239,664	1.75%	0.91%	-0.92%
2003	1,442,285	10.12	14,594,262	1.75%	0.67%	-1.10%
2002	3,565,569	10.23	36,479,430	1.75%	1.17%	-0.52%
2001	2,319,918	10.28	23,859,363	1.75%	2.60%	1.78%
2000	340,712	10.10	3,442,824	1.75%	0.90%	1.05%
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	226,691	$8.67	$1,964,520	1.75%	0.22%	14.68%
2003	302,718	7.56	2,287,551	1.75%	1.35%	27.76%
2002	153,611	5.91	908,583	1.75%	0.09%	-19.14%
2001	66,026	7.32	482,992	1.75%	—	-21.79%
2000	102,369	9.35	957,503	1.75%	—	-6.47%
Baillie Gifford Emerging Markets Fund(4)
2004	265,341	$15.28	$4,053,555	1.75%	0.19%	21.40%
2003	386,646	12.58	4,865,645	1.75%	1.09%	51.23%
2002	92,064	8.32	766,087	1.75%	0.54%	-7.98%
2001	22,937	9.04	207,409	1.75%	0.25%	4.45%
2000	898	8.66	7,774	1.75%	—	-13.42%
The Guardian Small Cap Stock Fund(4)
2004	607,640	$10.02	$6,086,506	1.75%	—	13.16%
2003	545,597	8.85	4,829,646	1.75%	—	40.94%
2002	281,326	6.28	1,766,932	1.75%	—	-16.97%
2001	136,074	7.56	1,029,359	1.75%	0.01%	-9.43%
2000	150,297	8.35	1,255,340	1.75%	—	-16.48%
Value Line Centurion Fund(4)
2004	290,400	$6.71	$1,949,938	1.75%	—	9.56%
2003	288,620	6.13	1,768,842	1.75%	—	17.40%
2002	195,742	5.22	1,021,831	1.75%	—	-24.28%
2001	109,752	6.89	756,650	1.75%	0.22%	-17.81%
2000	21,898	8.39	183,673	1.75%	—	-16.12%
Value Line Strategic Asset Management Trust(4)
2004	702,981	$8.68	$6,100,467	1.75%	0.34%	10.23%
2003	823,018	7.87	6,479,490	1.75%	0.69%	14.49%
2002	781,005	6.88	5,370,410	1.75%	1.35%	-14.06%
2001	587,990	8.00	4,704,506	1.75%	4.06%	-14.44%
2000	138,189	9.35	1,292,320	1.75%	—	-6.48%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	173,728	$6.46	$1,121,426	1.75%	—	9.85%
2003	183,149	5.88	1,076,272	1.75%	—	24.46%
2002	176,810	4.72	834,803	1.75%	—	-24.02%
2001	141,527	6.21	879,416	1.75%	—	-27.35%
2000	58,870	8.55	503,541	1.75%	—	-14.47%
AIM V.I. Government Securities Fund Series I(4)
2004	346,808	$11.67	$4,048,291	1.75%	3.43%	0.77%
2003	467,772	11.58	5,418,702	1.75%	2.13%	-0.70%
2002	472,407	11.67	5,510,715	1.75%	2.49%	7.68%
2001	192,339	10.83	2,083,660	1.75%	5.21%	4.55%
2000	19,443	10.36	201,458	1.75%	3.87%	3.61%

STATEMENT OF ADDITIONAL INFORMATION	B-43

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
AIM V.I. Growth Fund Series I(4)
2004	104,288	$4.74	$494,783	1.75%	—	6.32%
2003	203,942	4.46	909,972	1.75%	—	28.95%
2002	132,724	3.46	459,257	1.75%	—	-32.18%
2001	118,449	5.10	604,326	1.75%	0.35%	-35.04%
2000	28,739	7.85	225,718	1.75%	0.01%	-21.46%
AIM V.I. Premier Equity Fund Series I(4)
2004	295,361	$6.86	$2,027,011	1.75%	0.44%	3.92%
2003	350,505	6.60	2,314,737	1.75%	0.27%	22.90%
2002	431,690	5.37	2,319,759	1.75%	0.37%	-31.48%
2001	318,967	7.84	2,501,410	1.75%	0.21%	-14.09%
2000	39,797	9.13	363,288	1.75%	0.09%	-8.72%
Alger American Leveraged AllCap Portfolio Class O(4)
2004	302,931	$6.02	$1,824,567	1.75%	—	6.29%
2003	308,522	5.67	1,748,214	1.75%	—	32.37%
2002	270,058	4.28	1,156,027	1.75%	0.01%	-35.07%
2001	124,879	6.59	823,240	1.75%	—	-17.40%
2000	21,435	7.98	171,068	1.75%	—	-20.19%
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	217,758	$11.30	$2,460,042	1.75%	0.83%	9.27%
2003	190,381	10.34	1,968,233	1.75%	0.58%	29.88%
2002	20,302	7.96	161,613	1.75%	0.20%	-20.40%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)
2004	26,030	$10.17	$264,817	1.75%	—	6.45%
2003	24,721	9.56	236,269	1.75%	—	21.21%
2002	5,757	7.88	45,392	1.75%	—	-21.15%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)
2004	27,434	$9.88	$271,057	1.75%	—	3.25%
2003	57,536	9.57	550,600	1.75%	—	41.28%
2002	14,651	6.77	99,240	1.75%	—	-32.26%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	232,935	$11.91	$2,773,182	1.75%	0.88%	11.39%
2003	149,627	10.69	1,599,233	1.75%	0.68%	26.22%
2002	32,363	8.47	274,054	1.75%	0.06%	-15.32%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(4)
2004	125,526	$5.82	$730,328	1.75%	—	5.70%
2003	148,037	5.50	814,855	1.75%	—	18.37%
2002	121,885	4.65	566,784	1.75%	—	-22.58%
2001	84,699	6.01	508,718	1.75%	—	-29.32%
2000	10,955	8.50	93,093	1.75%	—	-15.02%

B-44	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	315,755	$9.83	$3,104,996	1.75%	1.82%	3.30%
2003	343,111	9.52	3,266,065	1.75%	2.27%	15.36%
2002	277,402	8.25	2,288,979	1.75%	2.19%	-10.52%
2001	174,176	9.22	1,606,245	1.75%	0.98%	-3.58%
2000	19,736	9.56	188,770	1.75%	—	-4.35%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	672,961	$10.25	$6,897,701	1.75%	0.19%	13.14%
2003	610,880	9.06	5,534,069	1.75%	0.25%	25.96%
2002	463,856	7.19	3,336,170	1.75%	0.56%	-11.18%
2001	259,861	8.10	2,104,315	1.75%	0.45%	-14.00%
2000	86,819	9.42	817,480	1.75%	—	-5.84%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	806,650	$10.89	$8,780,595	1.75%	1.43%	9.29%
2003	855,233	9.96	8,518,473	1.75%	1.40%	27.76%
2002	694,772	7.80	5,416,656	1.75%	1.22%	-18.60%
2001	409,221	9.58	3,919,404	1.75%	0.41%	-6.88%
2000	40,670	10.29	418,306	1.75%	—	2.85%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	364,993	$6.42	$2,343,227	1.75%	0.13%	1.32%
2003	375,650	6.34	2,380,314	1.75%	0.10%	30.23%
2002	334,810	4.87	1,629,112	1.75%	0.11%	-31.51%
2001	185,722	7.10	1,319,521	1.75%	0.04%	-19.30%
2000	20,581	8.80	181,197	1.75%	—	-11.96%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	422,366	$14.34	$6,056,002	1.75%	—	22.47%
2003	232,243	11.71	2,718,920	1.75%	0.13%	35.84%
2002	47,159	8.62	406,447	1.75%	—	-13.81%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2004	191,929	$11.73	$2,251,274	1.75%	1.24%	13.99%
2003	67,546	10.29	695,024	1.75%	1.48%	29.83%
2002	34,823	7.93	275,994	1.75%	2.49%	-20.74%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	470,627	$4.68	$2,204,787	1.75%	—	18.37%
2003	703,252	3.96	2,783,393	1.75%	—	32.41%
2002	241,494	2.99	721,846	1.75%	—	-29.37%
2001	205,062	4.23	867,886	1.75%	—	-40.65%
2000	335,810	7.13	2,394,513	1.75%	—	-28.69%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	349,800	$7.27	$2,541,958	1.75%	0.03%	15.90%
2003	394,046	6.27	2,470,607	1.75%	0.23%	18.13%
2002	220,781	5.31	1,171,775	1.75%	0.30%	-17.40%
2001	196,464	6.43	1,262,320	1.75%	1.04%	-23.20%
2000	68,005	8.37	568,906	1.75%	0.42%	-16.34%

STATEMENT OF ADDITIONAL INFORMATION	B-45

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	279,066	$12.49	$3,484,626	1.75%	5.71%	1.89%
2003	323,404	12.25	3,963,282	1.75%	3.79%	4.37%
2002	228,476	11.74	2,682,715	1.75%	3.27%	8.23%
2001	105,572	10.85	1,145,321	1.75%	6.39%	5.61%
2000	9,818	10.27	100,850	1.75%	1.19%	2.72%
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	151,886	$7.81	$1,186,064	1.75%	0.39%	9.72%
2003	178,316	7.12	1,269,046	1.75%	0.45%	21.36%
2002	156,458	5.86	917,540	1.75%	0.63%	-23.14%
2001	121,621	7.63	927,942	1.75%	1.21%	-15.09%
2000	22,894	8.99	205,710	1.75%	0.17%	-10.15%
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	273,468	$5.96	$1,629,500	1.75%	0.88%	2.70%
2003	437,837	5.80	2,540,401	1.75%	0.60%	21.52%
2002	426,830	4.77	2,037,957	1.75%	0.46%	-27.01%
2001	415,064	6.54	2,714,978	1.75%	0.29%	-23.97%
2000	342,876	8.60	2,949,824	1.75%	0.01%	-13.97%
MFS Capital Opportunities Series Service Class(4)
2004	143,563	$6.32	$907,082	1.75%	0.20%	10.12%
2003	151,703	5.74	870,399	1.75%	—	24.89%
2002	189,461	4.59	870,391	1.75%	—	-31.06%
2001	160,662	6.66	1,070,571	1.75%	—	-25.01%
2000	19,346	8.89	171,906	1.75%	—	-11.14%
MFS Emerging Growth Series Service Class(4)
2004	186,683	$5.02	$936,539	1.75%	—	10.75%
2003	366,859	4.53	1,661,857	1.75%	—	27.66%
2002	202,288	3.55	717,788	1.75%	—	-35.01%
2001	166,921	5.46	911,371	1.75%	—	-34.78%
2000	69,400	8.37	580,987	1.75%	—	-16.28%
MFS Investors Trust Series Service Class(4)
2004	191,613	$8.12	$1,556,826	1.75%	0.44%	9.18%
2003	215,376	7.44	1,602,785	1.75%	0.41%	19.71%
2002	242,975	6.22	1,510,483	1.75%	0.44%	-22.53%
2001	135,458	8.02	1,087,010	1.75%	0.56%	-17.57%
2000	8,291	9.73	80,711	1.75%	—	-2.65%
MFS New Discovery Series Service Class(4)
2004	287,886	$7.98	$2,298,028	1.75%	—	4.35%
2003	331,921	7.65	2,539,106	1.75%	—	31.10%
2002	253,219	5.84	1,477,535	1.75%	—	-32.99%
2001	150,658	8.71	1,311,935	1.75%	—	-6.91%
2000	25,431	9.35	237,889	1.75%	—	-6.46%
MFS Strategic Income Series Service Class(4)
2004	118,502	$12.95	$1,534,389	1.75%	4.84%	5.66%
2003	84,114	12.25	1,030,796	1.75%	4.34%	8.17%
2002	54,620	11.33	618,769	1.75%	2.66%	6.30%
2001	18,001	10.66	191,843	1.75%	1.72%	2.73%
2000	959	10.37	9,944	1.75%	—	3.74%

B-46	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0–4
Prudential Jennison Portfolio Class II(4)
2004	114,006	$6.16	$702,738	1.75%	0.04%	7.31%
2003	134,363	5.74	771,838	1.75%	—	27.34%
2002	153,989	4.51	694,641	1.75%	—	-32.37%
2001	146,648	6.67	978,141	1.75%	—	-20.03%
2000	17,049	8.34	142,189	1.75%	—	-16.60%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2004	188,715	$11.54	$2,177,804	1.75%	0.62%	12.12%
2003	100,344	10.29	1,032,804	1.75%	0.49%	25.45%
2002	38,200	8.20	313,423	1.75%	—	-17.95%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	203,662	$10.77	$2,193,829	1.75%	4.34%	2.08%
2003	223,904	10.55	2,362,765	1.75%	3.17%	-0.29%
2002	89,327	10.58	945,341	1.75%	—	5.83%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-47

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
The Guardian Stock Fund(4)
2004	306,216	$6.06	$1,854,803	1.65%	1.81%	4.25%
The Guardian VC 500 Index Fund(4)
2004	60,908	$8.36	$509,240	1.65%	1.59%	8.76%
The Guardian VC Asset Allocation Fund(4)
2004	29,165	$9.36	$272,875	1.65%	1.21%	8.49%
The Guardian VC High Yield Bond Fund(4)
2004	3,866	$11.85	$45,822	1.65%	6.86%	7.41%
The Guardian VC Low Duration Bond Fund(8)(9)
2004	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	45	$14.55	$660	1.65%	1.13%	11.86%
The Guardian UBS VC Small Cap Value Fund(7)
2004	773	$15.55	$12,020	1.65%	0.33%	16.56%
The Guardian Bond Fund, Inc.(4)
2004	45,323	$12.59	$570,678	1.65%	4.21%	2.49%
The Guardian Cash Fund, Inc.(4)
2004	34,677	$10.07	$349,170	1.65%	0.91%	-0.82%
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	14,455	$8.70	$125,805	1.65%	0.22%	14.80%
Baillie Gifford Emerging Markets Fund(4)
2004	1,622	$15.34	$24,891	1.65%	0.19%	21.52%
The Guardian Small Cap Stock Fund(4)
2004	48,010	$10.06	$482,976	1.65%	—	13.27%
Value Line Centurion Fund(4)
2004	18,361	$6.74	$123,816	1.65%	—	9.67%
Value Line Strategic Asset Management Trust(4)
2004	103,095	$8.72	$898,522	1.65%	0.34%	10.34%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	32,232	$6.48	$208,959	1.65%	—	9.96%
AIM V.I. Government Securities Fund Series I(4)
2004	16,353	$11.72	$191,717	1.65%	3.43%	0.87%
AIM V.I. Growth Fund Series I(4)
2004	14,313	$4.76	$68,200	1.65%	—	6.44%
AIM V.I. Premier Equity Fund Series I(4)
2004	35,661	$6.89	$245,794	1.65%	0.44%	4.03%
Alger American Leveraged AllCap Portfolio Class O(4)
2004	3,556	$6.05	$21,508	1.65%	—	6.40%
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	1,020	$11.33	$11,555	1.65%	0.83%	9.39%
AllianceBernstein Premier Growth Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	2,718	$11.94	$32,442	1.65%	0.88%	11.50%
American Century VP Capital Appreciation Fund Class 1(4)
2004	12,233	$5.84	$71,484	1.65%	—	5.81%

B-48	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	27,374	$9.88	$270,343	1.65%	1.82%	3.41%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	68,299	$10.29	$703,068	1.65%	0.19%	13.26%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	38,309	$10.93	$418,804	1.65%	1.43%	9.40%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	29,329	$6.45	$189,104	1.65%	0.13%	1.42%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	12,572	$14.38	$180,751	1.65%	—	22.60%
Templeton Growth Securities Fund Class 2(5)
2004	3,628	$11.76	$42,665	1.65%	1.24%	14.11%
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	44,170	$4.70	$207,822	1.65%	—	18.49%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	57,378	$7.30	$418,758	1.65%	0.03%	16.02%
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	15,349	$12.54	$192,489	1.65%	5.71%	2.00%
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	12,863	$7.84	$100,875	1.65%	0.39%	9.84%
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	52,645	$5.98	$315,046	1.65%	0.88%	2.80%
MFS Capital Opportunities Series Service Class(4)
2004	6,450	$6.35	$40,927	1.65%	0.20%	10.24%
MFS Emerging Growth Series Service Class(4)
2004	26,210	$5.04	$132,056	1.65%	—	10.86%
MFS Investors Trust Series Service Class(4)
2004	5,093	$8.16	$41,563	1.65%	0.44%	9.29%
MFS New Discovery Series Service Class(4)
2004	31,013	$8.02	$248,626	1.65%	—	4.46%
MFS Strategic Income Series Service Class(4)
2004	3,744	$13.00	$48,684	1.65%	4.84%	5.77%
Prudential Jennison Portfolio Class II(4)
2004	8,731	$6.19	$54,053	1.65%	0.04%	7.41%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2004	4,087	$11.57	$47,287	1.65%	0.62%	12.24%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	804	$10.80	$8,681	1.65%	4.34%	2.18%

STATEMENT OF ADDITIONAL INFORMATION	B-49

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0–4
The Guardian Stock Fund(4)
2004	16,608	$5.97	$99,102	2.00%	1.81%	3.89%
2003	28,958	5.74	166,339	2.00%	0.98%	19.03%
2002	31,601	4.83	152,507	2.00%	0.89%	-22.46%
2001	25,582	6.22	159,207	2.00%	0.27%	-23.01%
2000	12,026	8.08	97,212	2.00%	0.04%	-19.17%
The Guardian VC 500 Index Fund(4)
2004	41,072	$8.24	$338,308	2.00%	1.59%	8.38%
2003	32,677	7.60	248,348	2.00%	1.51%	25.69%
2002	23,087	6.05	139,592	2.00%	2.17%	-23.96%
2001	15,254	7.95	121,300	2.00%	1.59%	-13.69%
2000	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)
2004	2,339	$9.22	$21,558	2.00%	1.21%	8.10%
2003	2,756	8.53	23,499	2.00%	2.81%	25.16%
2002	7,484	6.81	50,984	2.00%	1.97%	-21.48%
2001	5,439	8.68	47,195	2.00%	1.21%	-10.84%
2000	2,226	9.73	21,664	2.00%	2.47%	-2.68%
The Guardian VC High Yield Bond Fund(4)
2004	2,317	$11.68	$27,058	2.00%	6.86%	7.04%
2003	3,159	10.91	34,464	2.00%	7.17%	15.60%
2002	3,273	9.44	30,887	2.00%	8.38%	-0.73%
2001	1,858	9.51	17,658	2.00%	4.96%	1.48%
2000	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)
2004	9,121	$9.94	$90,661	2.00%	1.97%	-1.10%
2003	287	10.05	2,889	2.00%	1.21%	0.51%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	660	$14.45	$9,544	2.00%	1.13%	11.46%
2003	283	12.97	3,667	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	263	$15.44	$4,068	2.00%	0.33%	16.15%
2003	165	13.29	2,194	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	108,012	$12.40	$1,339,879	2.00%	4.21%	2.13%
2003	103,054	12.15	1,251,731	2.00%	3.60%	2.65%
2002	98,348	11.83	1,163,750	2.00%	4.60%	7.29%
2001	88,467	11.03	975,722	2.00%	7.92%	6.70%
2000	15,057	10.34	155,648	2.00%	3.18%	3.37%
The Guardian Cash Fund, Inc.(4)
2004	48,625	$9.92	$482,365	2.00%	0.91%	-1.17%
2003	47,660	10.04	478,364	2.00%	0.67%	-1.34%
2002	39,845	10.17	405,373	2.00%	1.17%	-0.77%
2001	33,195	10.25	340,337	2.00%	2.60%	1.52%
2000	5,959	10.10	60,177	2.00%	0.90%	0.99%

B-50	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0–4
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	10,250	$8.57	$87,891	2.00%	0.22%	14.39%
2003	7,766	7.50	58,212	2.00%	1.35%	27.44%
2002	1,434	5.88	8,434	2.00%	0.09%	-19.35%
2001	550	7.29	4,014	2.00%	—	-21.99%
2000	228	9.35	2,131	2.00%	—	-6.52%
Baillie Gifford Emerging Markets Fund(4)
2004	5,576	$15.12	$84,280	2.00%	0.19%	21.09%
2003	3,998	12.48	49,911	2.00%	1.09%	50.85%
2002	1,218	8.27	10,082	2.00%	0.54%	-8.21%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)
2004	6,928	$9.91	$68,657	2.00%	—	12.87%
2003	4,601	8.78	40,403	2.00%	—	40.61%
2002	3,196	6.24	19,958	2.00%	—	-17.19%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Value Line Centurion Fund(4)
2004	3,246	$6.64	$21,568	2.00%	—	9.29%
2003	2,950	6.08	17,935	2.00%	—	17.11%
2002	3,069	5.19	15,931	2.00%	—	-24.47%
2001	2,814	6.87	19,342	2.00%	0.22%	-18.02%
2000	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(4)
2004	41,980	$8.59	$360,448	2.00%	0.34%	9.95%
2003	43,756	7.81	341,695	2.00%	0.69%	14.21%
2002	49,427	6.84	337,973	2.00%	1.35%	-14.27%
2001	40,037	7.98	319,341	2.00%	4.06%	-14.66%
2000	6,498	9.35	60,731	2.00%	—	-6.54%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	515	$6.39	$3,291	2.00%	—	9.57%
2003	2,144	5.83	12,497	2.00%	—	24.15%
2002	4,628	4.70	21,731	2.00%	—	-24.21%
2001	3,346	6.19	20,728	2.00%	—	-27.53%
2000	1,075	8.55	9,187	2.00%	—	-14.52%
AIM V.I. Government Securities Fund Series I(4)
2004	42,092	$11.55	$486,152	2.00%	3.43%	0.52%
2003	40,615	11.49	466,688	2.00%	2.13%	-0.94%
2002	37,902	11.60	439,666	2.00%	2.49%	7.41%
2001	35,164	10.80	379,754	2.00%	5.21%	4.29%
2000	8,455	10.36	87,547	2.00%	3.87%	3.55%
AIM V.I. Growth Fund Series I(4)
2004	7,931	$4.69	$37,228	2.00%	—	6.06%
2003	2,124	4.43	9,402	2.00%	—	28.63%
2002	5,927	3.44	20,394	2.00%	—	-32.35%
2001	4,806	5.09	24,446	2.00%	0.35%	-35.20%
2000	845	7.85	6,632	2.00%	0.01%	-21.51%
AIM V.I. Premier Equity Fund Series I(4)
2004	6,092	$6.79	$41,367	2.00%	0.44%	3.66%
2003	10,744	6.55	70,378	2.00%	0.27%	22.59%
2002	15,602	5.34	83,372	2.00%	0.37%	-31.65%
2001	16,772	7.82	131,119	2.00%	0.21%	-14.31%
2000	519	9.12	4,732	2.00%	0.09%	-8.77%

STATEMENT OF ADDITIONAL INFORMATION	B-51

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0–4
Alger American Leveraged AllCap Portfolio Class O(4)
2004	6,676	$5.96	$39,786	2.00%	—	6.03%
2003	5,353	5.62	30,089	2.00%	—	32.04%
2002	5,993	4.26	25,512	2.00%	0.01%	-35.23%
2001	3,469	6.57	22,795	2.00%	—	-17.61%
2000	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	6,920	$11.22	$77,659	2.00%	0.83%	9.00%
2003	3,559	10.30	36,640	2.00%	0.58%	29.58%
2002	311	7.94	2,469	2.00%	0.20%	-20.55%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)
2004	1,328	$10.11	$13,425	2.00%	—	6.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)
2004	36	$9.81	$350	2.00%	—	2.99%
2003	37	9.53	350	2.00%	—	40.93%
2002	49	6.76	334	2.00%	—	-32.38%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	2,237	$11.83	$26,449	2.00%	0.88%	11.11%
2003	1,654	10.64	17,603	2.00%	0.68%	25.87%
2002	889	8.46	7,518	2.00%	0.06%	-15.44%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(4)
2004	8,527	$5.76	$49,086	2.00%	—	5.44%
2003	7,977	5.46	43,553	2.00%	—	18.07%
2002	8,454	4.62	39,094	2.00%	—	-22.77%
2001	8,535	5.99	51,101	2.00%	—	-29.51%
2000	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	9,812	$9.73	$95,465	2.00%	1.82%	3.05%
2003	2,979	9.44	28,126	2.00%	2.27%	15.07%
2002	3,547	8.21	29,105	2.00%	2.19%	-10.75%
2001	3,639	9.19	33,457	2.00%	0.98%	-3.84%
2000	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	33,331	$10.14	$338,029	2.00%	0.19%	12.86%
2003	32,834	8.99	295,041	2.00%	0.25%	25.64%
2002	41,569	7.15	297,300	2.00%	0.56%	-11.41%
2001	24,771	8.07	199,972	2.00%	0.45%	-14.21%
2000	3,387	9.41	31,872	2.00%	—	-5.90%

B-52	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0–4
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	27,434	$10.77	$295,476	2.00%	1.43%	9.01%
2003	25,467	9.88	251,613	2.00%	1.40%	27.44%
2002	29,430	7.75	228,163	2.00%	1.22%	-18.80%
2001	11,197	9.55	106,909	2.00%	0.41%	-7.12%
2000	—	—	—	—	—	—
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	25,453	$6.35	$161,680	2.00%	0.13%	1.06%
2003	25,316	6.29	159,120	2.00%	0.10%	29.90%
2002	13,793	4.84	66,739	2.00%	0.11%	-31.69%
2001	2,680	7.08	18,980	2.00%	0.04%	-19.50%
2000	791	8.80	6,957	2.00%	—	-12.01%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	8,459	$14.24	$120,480	2.00%	—	22.17%
2003	10,213	11.66	119,069	2.00%	0.13%	35.50%
2002	4,392	8.60	37,786	2.00%	—	-13.96%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2004	5,158	$11.65	$60,096	2.00%	1.24%	13.71%
2003	855	10.25	8,756	2.00%	1.48%	29.50%
2002	71	7.91	565	2.00%	2.49%	-20.88%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	1,094	$4.64	$5,072	2.00%	—	18.07%
2003	10,601	3.93	41,617	2.00%	—	32.08%
2002	14,556	2.97	43,266	2.00%	—	-29.55%
2001	14,436	4.22	60,908	2.00%	—	-40.79%
2000	2,958	7.13	21,082	2.00%	—	-28.74%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	3,493	$7.19	$25,115	2.00%	0.03%	15.61%
2003	4,215	6.22	26,215	2.00%	0.23%	17.84%
2002	3,647	5.28	19,250	2.00%	0.30%	-17.60%
2001	951	6.41	6,094	2.00%	1.04%	-23.40%
2000	—	—	—	—	—	—
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	3,408	$12.35	$42,106	2.00%	5.71%	1.64%
2003	3,712	12.16	45,125	2.00%	3.79%	4.13%
2002	2,815	11.67	32,865	2.00%	3.27%	7.94%
2001	2,730	10.82	29,521	2.00%	6.39%	5.34%
2000	—	—	—	—	—	—
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	3,496	$7.73	$27,011	2.00%	0.39%	9.45%
2003	4,852	7.06	34,252	2.00%	0.45%	21.05%
2002	7,390	5.83	43,095	2.00%	0.63%	-23.33%
2001	6,898	7.61	52,469	2.00%	1.21%	-15.30%
2000	776	8.98	6,968	2.00%	0.17%	-10.20%

STATEMENT OF ADDITIONAL INFORMATION	B-53

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0–4
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	3,576	$5.90	$21,085	2.00%	0.88%	2.44%
2003	6,718	5.76	38,662	2.00%	0.60%	21.22%
2002	11,986	4.75	56,909	2.00%	0.46%	-27.19%
2001	11,213	6.52	73,116	2.00%	0.29%	-24.16%
2000	2,411	8.60	20,730	2.00%	0.01%	-14.02%
MFS Capital Opportunities Series Service Class(4)
2004	4,551	$6.25	$28,450	2.00%	0.20%	9.85%
2003	4,781	5.69	27,211	2.00%	—	24.58%
2002	6,045	4.57	27,614	2.00%	—	-31.22%
2001	4,118	6.64	27,355	2.00%	—	-25.22%
2000	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)
2004	4,099	$4.96	$20,346	2.00%	—	10.47%
2003	4,491	4.49	20,178	2.00%	—	27.35%
2002	4,913	3.53	17,335	2.00%	—	-35.17%
2001	6,293	5.44	34,250	2.00%	—	-34.95%
2000	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)
2004	4,121	$8.04	$33,130	2.00%	0.44%	8.91%
2003	4,968	7.38	36,669	2.00%	0.41%	19.41%
2002	4,976	6.18	30,763	2.00%	0.44%	-22.73%
2001	10,659	8.00	85,268	2.00%	0.56%	-17.78%
2000	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)
2004	6,510	$7.90	$51,417	2.00%	—	4.09%
2003	6,428	7.59	48,772	2.00%	—	30.77%
2002	8,150	5.80	47,289	2.00%	—	-33.16%
2001	5,981	8.68	51,923	2.00%	—	-7.14%
2000	587	9.35	5,489	2.00%	—	-6.51%
MFS Strategic Income Series Service Class(4)
2004	3,098	$12.81	$39,695	2.00%	4.84%	5.39%
2003	3,780	12.16	45,946	2.00%	4.34%	7.91%
2002	3,350	11.26	37,745	2.00%	2.66%	6.02%
2001	1,935	10.62	20,561	2.00%	1.72%	2.47%
2000	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2004	1,433	$6.10	$8,737	2.00%	0.04%	7.04%
2003	1,506	5.70	8,582	2.00%	—	27.03%
2002	1,597	4.49	7,164	2.00%	—	-32.54%
2001	1,257	6.65	8,357	2.00%	—	-20.23%
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2004	11,497	$11.46	$131,794	2.00%	0.62%	11.84%
2003	10,191	10.25	104,449	2.00%	0.49%	25.13%
2002	1,016	8.19	8,318	2.00%	—	-18.09%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	34,023	$10.70	$364,045	2.00%	4.34%	1.82%
2003	23,354	10.51	245,419	2.00%	3.17%	-0.53%
2002	4,374	10.56	46,210	2.00%	—	5.64%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

B-54	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Income Investment Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
The Guardian Stock Fund(4)
2004	3,870	$5.99	$23,195	1.90%	1.81%	3.99%
The Guardian VC 500 Index Fund(4)(9)
2004	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)
2004	222	$9.26	$2,054	1.90%	1.21%	8.21%
The Guardian VC High Yield Bond Fund(4)(9)
2004	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)(9)
2004	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)(9)
2004	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)(9)
2004	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	4,394	$12.46	$54,748	1.90%	4.21%	2.23%
The Guardian Cash Fund, Inc.(4)
2004	2,618	$9.96	$26,081	1.90%	0.91%	-1.07%
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	299	$8.61	$2,579	1.90%	0.22%	14.51%
Baillie Gifford Emerging Markets Fund(4)(9)
2004	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)(9)
2004	—	—	—	—	—	—
Value Line Centurion Fund(4)(9)
2004	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(4)
2004	1,489	$8.62	$12,844	1.90%	0.34%	10.06%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	1,325	$6.41	$8,499	1.90%	—	9.68%
AIM V.I. Government Securities Fund Series I(4)
2004	4,296	$11.60	$49,828	1.90%	3.43%	0.62%
AIM V.I. Growth Fund Series I(4)(9)
2004	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series I(4)(9)
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O(4)(9)
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)(9)
2004	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-55

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Income Investment Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
American Century VP Capital Appreciation Fund Class 1(4)(9)
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)(9)
2004	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	3,611	$10.19	$36,774	1.90%	0.19%	12.97%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	997	$10.82	$10,783	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	367	$6.38	$2,339	1.90%	0.13%	1.17%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)(9)
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)(9)
2004	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	4,032	$4.66	$18,770	1.90%	—	18.19%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)(9)
2004	—	—	—	—	—	—
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	234	$12.41	$2,907	1.90%	5.71%	1.74%
Janus Aspen Growth and Income Portfolio Service Shares(4)(9)
2004	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares(4)(9)
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(4)(9)
2004	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)(9)
2004	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)(9)
2004	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)(9)
2004	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2004	1,036	$12.87	$13,327	1.90%	4.84%	5.50%
Prudential Jennison Portfolio Class II(4)(9)
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)(9)
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)(9)
2004	—	—	—	—	—	—

B-56	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0–4
The Guardian Stock Fund(4)
2004	259,414	$5.97	$1,548,016	2.00%	1.81%	3.89%
2003	424,464	5.74	2,438,164	2.00%	0.98%	19.03%
2002	450,248	4.83	2,172,837	2.00%	0.89%	-22.46%
2001	439,893	6.22	2,737,611	2.00%	0.27%	-23.01%
2000	232,031	8.08	1,875,578	2.00%	0.04%	-19.17%
The Guardian VC 500 Index Fund(4)
2004	112,455	$8.24	$926,276	2.00%	1.59%	8.38%
2003	178,788	7.60	1,358,783	2.00%	1.51%	25.69%
2002	169,906	6.05	1,027,317	2.00%	2.17%	-23.96%
2001	99,188	7.95	788,734	2.00%	1.59%	-13.68%
2000	30,348	9.21	279,567	2.00%	0.37%	-7.88%
The Guardian VC Asset Allocation Fund(4)
2004	69,722	$9.22	$642,660	2.00%	1.21%	8.10%
2003	111,477	8.53	950,512	2.00%	2.81%	25.16%
2002	109,589	6.81	746,598	2.00%	1.97%	-21.48%
2001	125,096	8.68	1,085,399	2.00%	1.21%	-10.84%
2000	59,732	9.73	581,304	2.00%	2.47%	-2.68%
The Guardian VC High Yield Bond Fund(4)
2004	59,078	$11.68	$689,813	2.00%	6.86%	7.04%
2003	56,087	10.91	611,842	2.00%	7.17%	15.60%
2002	43,097	9.44	406,688	2.00%	8.38%	-0.73%
2001	8,207	9.51	78,018	2.00%	4.96%	1.49%
2000	855	9.37	8,011	2.00%	5.30%	-6.34%
The Guardian VC Low Duration Bond Fund(8)
2004	9,956	$9.94	$98,965	2.00%	1.97%	-1.10%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	15,134	$14.45	$218,760	2.00%	1.13%	11.46%
2003	3,330	12.97	43,180	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	22,870	$15.44	$353,141	2.00%	0.33%	16.15%
2003	6,970	13.29	92,657	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	238,715	$12.40	$2,961,224	2.00%	4.21%	2.13%
2003	279,564	12.15	3,395,678	2.00%	3.60%	2.65%
2002	307,689	11.83	3,640,887	2.00%	4.60%	7.29%
2001	187,947	11.03	2,072,906	2.00%	7.92%	6.70%
2000	25,252	10.34	261,036	2.00%	3.18%	3.37%
The Guardian Cash Fund, Inc.(4)
2004	125,484	$9.92	$1,244,803	2.00%	0.91%	-1.17%
2003	245,518	10.04	2,464,274	2.00%	0.67%	-1.34%
2002	393,851	10.17	4,006,950	2.00%	1.17%	-0.77%
2001	420,854	10.25	4,314,874	2.00%	2.60%	1.52%
2000	153,008	10.10	1,545,181	2.00%	0.90%	0.99%

STATEMENT OF ADDITIONAL INFORMATION	B-57

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0–4
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	87,351	$8.57	$748,996	2.00%	0.22%	14.39%
2003	76,219	7.50	571,309	2.00%	1.35%	27.44%
2002	71,326	5.88	419,516	2.00%	0.09%	-19.35%
2001	31,140	7.29	227,089	2.00%	—	-21.99%
2000	14,251	9.35	133,217	2.00%	—	-6.52%
Baillie Gifford Emerging Markets Fund(4)
2004	34,017	$15.12	$514,184	2.00%	0.19%	21.09%
2003	27,914	12.48	348,439	2.00%	1.09%	50.85%
2002	23,496	8.27	194,423	2.00%	0.54%	-8.21%
2001	6,622	9.01	59,696	2.00%	0.25%	4.18%
2000	1,558	8.65	13,481	2.00%	—	-13.47%
The Guardian Small Cap Stock Fund(4)
2004	123,414	$9.91	$1,223,126	2.00%	—	12.87%
2003	167,667	8.78	1,472,196	2.00%	—	40.59%
2002	130,361	6.25	814,181	2.00%	—	-17.18%
2001	56,781	7.54	428,200	2.00%	0.01%	-9.66%
2000	10,817	8.35	90,292	2.00%	—	-16.53%
Value Line Centurion Fund(4)
2004	71,059	$6.64	$472,092	2.00%	—	9.29%
2003	82,896	6.08	503,926	2.00%	—	17.11%
2002	69,593	5.19	361,262	2.00%	—	-24.47%
2001	35,984	6.87	247,309	2.00%	0.22%	-18.01%
2000	13,673	8.38	114,618	2.00%	—	-16.17%
Value Line Strategic Asset Management Trust(4)
2004	231,745	$8.59	$1,989,813	2.00%	0.34%	9.95%
2003	263,973	7.81	2,061,413	2.00%	0.69%	14.21%
2002	288,048	6.84	1,969,604	2.00%	1.35%	-14.27%
2001	271,743	7.98	2,167,467	2.00%	4.06%	-14.66%
2000	67,771	9.35	633,400	2.00%	—	-6.54%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	44,196	$6.39	$282,274	2.00%	—	9.57%
2003	52,692	5.83	307,138	2.00%	—	24.15%
2002	43,451	4.70	204,005	2.00%	—	-24.21%
2001	33,172	6.19	205,484	2.00%	—	-27.53%
2000	17,007	8.55	145,375	2.00%	—	-14.52%
AIM V.I. Government Securities Fund Series I(4)
2004	79,237	$11.55	$915,158	2.00%	3.43%	0.52%
2003	105,325	11.49	1,210,238	2.00%	2.13%	-0.94%
2002	123,259	11.60	1,429,800	2.00%	2.49%	7.41%
2001	36,103	10.80	389,895	2.00%	5.21%	4.29%
2000	2,307	10.36	23,894	2.00%	3.87%	3.55%
AIM V.I. Growth Fund Series I(4)
2004	110,013	$4.69	$516,429	2.00%	—	6.06%
2003	131,142	4.43	580,414	2.00%	—	28.63%
2002	76,292	3.44	262,511	2.00%	—	-32.35%
2001	58,363	5.09	296,840	2.00%	0.35%	-35.20%
2000	18,243	7.85	143,192	2.00%	0.01%	-21.51%
AIM V.I. Premier Equity Fund Series I(4)
2004	88,665	$6.79	$602,061	2.00%	0.44%	3.66%
2003	123,008	6.55	805,777	2.00%	0.27%	22.59%
2002	143,797	5.34	768,393	2.00%	0.37%	-31.65%
2001	152,063	7.82	1,188,813	2.00%	0.21%	-14.31%
2000	55,892	9.12	509,902	2.00%	0.09%	-8.77%

B-58	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0–4
Alger American Leveraged AllCap Portfolio Class O(4)
2004	60,170	$5.96	$358,575	2.00%	—	6.03%
2003	80,675	5.62	453,443	2.00%	—	32.04%
2002	77,979	4.26	331,935	2.00%	0.01%	-35.23%
2001	54,243	6.57	356,476	2.00%	—	-17.60%
2000	14,083	7.98	112,323	2.00%	—	-20.24%
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	38,994	$11.22	$437,586	2.00%	0.83%	9.00%
2003	38,912	10.30	400,611	2.00%	0.58%	29.55%
2002	24,871	7.95	197,642	2.00%	0.20%	-20.53%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)
2004	553	$10.11	$5,590	2.00%	—	6.18%
2003	920	9.52	8,752	2.00%	—	20.91%
2002	841	7.87	6,617	2.00%	—	-21.28%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)
2004	10,238	$9.81	$100,484	2.00%	—	2.99%
2003	19,546	9.53	186,271	2.00%	—	40.93%
2002	4,152	6.76	28,078	2.00%	—	-32.38%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	33,071	$11.83	$391,100	2.00%	0.88%	11.11%
2003	21,792	10.64	231,948	2.00%	0.68%	25.90%
2002	7,750	8.45	65,518	2.00%	0.06%	-15.46%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(4)
2004	49,698	$5.76	$286,092	2.00%	—	5.44%
2003	49,605	5.46	270,836	2.00%	—	18.07%
2002	47,556	4.62	219,903	2.00%	—	-22.77%
2001	50,730	5.99	303,749	2.00%	—	-29.50%
2000	33,061	8.49	280,784	2.00%	—	-15.07%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	93,246	$9.73	$907,259	2.00%	1.82%	3.05%
2003	94,986	9.44	896,870	2.00%	2.27%	15.07%
2002	75,916	8.21	622,919	2.00%	2.19%	-10.75%
2001	57,794	9.19	531,320	2.00%	0.98%	-3.83%
2000	2,076	9.56	19,845	2.00%	—	-4.41%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	185,657	$10.14	$1,882,839	2.00%	0.19%	12.86%
2003	182,304	8.99	1,638,175	2.00%	0.25%	25.64%
2002	186,750	7.15	1,335,634	2.00%	0.56%	-11.41%
2001	109,211	8.07	881,628	2.00%	0.45%	-14.21%
2000	34,239	9.41	322,198	2.00%	—	-5.90%

STATEMENT OF ADDITIONAL INFORMATION	B-59

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0–4
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	196,366	$10.77	$2,114,901	2.00%	1.43%	9.01%
2003	206,918	9.88	2,044,332	2.00%	1.40%	27.44%
2002	190,046	7.75	1,473,363	2.00%	1.22%	-18.80%
2001	74,723	9.55	713,456	2.00%	0.41%	-7.11%
2000	3,627	10.28	37,282	2.00%	—	2.79%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	113,432	$6.35	$720,527	2.00%	0.13%	1.06%
2003	113,116	6.29	710,965	2.00%	0.10%	29.90%
2002	110,847	4.84	536,339	2.00%	0.11%	-31.69%
2001	43,721	7.08	309,664	2.00%	0.04%	-19.50%
2000	23,212	8.80	204,238	2.00%	—	-12.01%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	88,351	$14.24	$1,258,346	2.00%	—	22.17%
2003	69,424	11.66	809,368	2.00%	0.13%	35.50%
2002	33,266	8.60	286,225	2.00%	—	-13.96%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2004	40,320	$11.65	$469,789	2.00%	1.24%	13.71%
2003	15,424	10.25	158,051	2.00%	1.48%	29.50%
2002	4,421	7.91	34,987	2.00%	2.49%	-20.88%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	82,959	$4.64	$384,536	2.00%	—	18.07%
2003	96,146	3.93	377,460	2.00%	—	32.08%
2002	83,522	2.97	248,255	2.00%	—	-29.55%
2001	94,230	4.22	397,571	2.00%	—	-40.79%
2000	60,379	7.13	430,275	2.00%	—	-28.74%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	92,729	$7.19	$666,730	2.00%	0.03%	15.61%
2003	111,127	6.22	691,113	2.00%	0.23%	17.84%
2002	132,160	5.28	697,498	2.00%	0.30%	-17.60%
2001	114,434	6.41	732,976	2.00%	1.04%	-23.39%
2000	58,460	8.36	488,756	2.00%	0.42%	-16.39%
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	19,538	$12.35	$241,397	2.00%	5.71%	1.64%
2003	40,014	12.16	486,402	2.00%	3.79%	4.11%
2002	31,864	11.68	372,052	2.00%	3.27%	7.96%
2001	31,611	10.82	341,872	2.00%	6.39%	5.35%
2000	7,703	10.27	79,075	2.00%	1.19%	2.66%
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	44,358	$7.73	$342,728	2.00%	0.39%	9.45%
2003	50,005	7.06	352,998	2.00%	0.45%	21.05%
2002	63,813	5.83	372,132	2.00%	0.63%	-23.33%
2001	61,579	7.61	468,372	2.00%	1.21%	-15.30%
2000	15,952	8.98	143,249	2.00%	0.17%	-10.20%

B-60	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0–4
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	152,105	$5.90	$896,756	2.00%	0.88%	2.44%
2003	157,432	5.76	906,062	2.00%	0.60%	21.22%
2002	181,525	4.75	861,863	2.00%	0.46%	-27.19%
2001	165,584	6.52	1,079,740	2.00%	0.29%	-24.16%
2000	50,804	8.60	436,813	2.00%	0.01%	-14.02%
MFS Capital Opportunities Series Service Class(4)
2004	45,143	$6.25	$282,214	2.00%	0.20%	9.85%
2003	67,356	5.69	383,328	2.00%	—	24.58%
2002	85,654	4.57	391,291	2.00%	—	-31.23%
2001	58,351	6.64	387,614	2.00%	—	-25.20%
2000	21,767	8.88	193,306	2.00%	—	-11.19%
MFS Emerging Growth Series Service Class(4)
2004	83,829	$4.96	$416,104	2.00%	—	10.47%
2003	104,307	4.49	468,692	2.00%	—	27.35%
2002	71,560	3.53	252,499	2.00%	—	-35.17%
2001	82,603	5.44	449,605	2.00%	—	-34.94%
2000	15,882	8.37	132,877	2.00%	—	-16.34%
MFS Investors Trust Series Service Class(4)
2004	45,567	$8.04	$366,312	2.00%	0.44%	8.91%
2003	52,351	7.38	386,437	2.00%	0.41%	19.41%
2002	49,097	6.18	303,509	2.00%	0.44%	-22.73%
2001	38,587	8.00	308,689	2.00%	0.56%	-17.77%
2000	5,227	9.73	50,851	2.00%	—	-2.71%
MFS New Discovery Series Service Class(4)
2004	53,704	$7.90	$424,158	2.00%	—	4.09%
2003	61,978	7.59	470,285	2.00%	—	30.77%
2002	67,619	5.80	392,350	2.00%	—	-33.16%
2001	62,059	8.68	538,736	2.00%	—	-7.14%
2000	20,543	9.35	192,045	2.00%	—	-6.51%
MFS Strategic Income Series Service Class(4)
2004	12,449	$12.81	$159,488	2.00%	4.84%	5.39%
2003	9,232	12.16	112,225	2.00%	4.34%	7.90%
2002	9,033	11.27	101,763	2.00%	2.66%	6.03%
2001	4,104	10.62	43,602	2.00%	1.72%	2.47%
2000	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2004	31,294	$6.10	$190,863	2.00%	0.04%	7.04%
2003	43,752	5.70	249,299	2.00%	—	27.03%
2002	36,019	4.49	161,572	2.00%	—	-32.54%
2001	40,303	6.65	267,984	2.00%	—	-20.23%
2000	8,754	8.34	72,961	2.00%	—	-16.65%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2004	31,919	$11.46	$365,896	2.00%	0.62%	11.84%
2003	23,942	10.25	245,393	2.00%	0.49%	25.13%
2002	15,345	8.19	125,694	2.00%	—	-18.09%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	50,089	$10.70	$535,952	2.00%	4.34%	1.82%
2003	39,274	10.51	412,715	2.00%	3.17%	-0.54%
2002	22,043	10.57	232,890	2.00%	—	5.65%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-61

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
The Guardian Stock Fund(4)
2004	122,557	$5.99	$734,502	1.90%	1.81%	3.99%
The Guardian VC 500 Index Fund(4)
2004	38,660	$8.27	$319,808	1.90%	1.59%	8.49%
The Guardian VC Asset Allocation Fund(4)
2004	48,789	$9.26	$451,659	1.90%	1.21%	8.21%
The Guardian VC High Yield Bond Fund(4)
2004	1,344	$11.73	$15,766	1.90%	6.86%	7.14%
The Guardian VC Low Duration Bond Fund(8)
2004	5,716	$9.95	$56,892	1.90%	1.97%	-1.00%
The Guardian UBS VC Large Cap Value Fund(7)(9)
2004	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	957	$15.47	$14,810	1.90%	0.33%	16.27%
The Guardian Bond Fund, Inc.(4)
2004	41,849	$12.46	$521,369	1.90%	4.21%	2.23%
The Guardian Cash Fund, Inc.(4)
2004	12,548	$9.96	$125,020	1.90%	0.91%	-1.07%
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	10,240	$8.61	$88,179	1.90%	0.22%	14.51%
Baillie Gifford Emerging Markets Fund(4)
2004	1,016	$15.18	$15,417	1.90%	0.19%	21.21%
The Guardian Small Cap Stock Fund(4)
2004	27,371	$9.95	$272,438	1.90%	—	12.99%
Value Line Centurion Fund(4)
2004	9,893	$6.67	$66,008	1.90%	—	9.40%
Value Line Strategic Asset Management Trust(4)
2004	53,848	$8.62	$464,351	1.90%	0.34%	10.06%
AIM V.I. Aggressive Growth Fund Series I(4)
2004	9,356	$6.41	$60,011	1.90%	—	9.68%
AIM V.I. Government Securities Fund Series I(4)
2004	9,186	$11.60	$106,549	1.90%	3.43%	0.62%
AIM V.I. Growth Fund Series I(4)
2004	11,271	$4.71	$53,138	1.90%	—	6.17%
AIM V.I. Premier Equity Fund Series I(4)
2004	11,481	$6.82	$78,295	1.90%	0.44%	3.76%
Alger American Leveraged AllCap Portfolio Class O(4)
2004	10,435	$5.99	$62,455	1.90%	—	6.13%
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	9,278	$11.25	$104,402	1.90%	0.83%	9.11%
AllianceBernstein Premier Growth Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	8,682	$11.86	$102,955	1.90%	0.88%	11.22%

B-62	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)– YEARS 5 AND BEYOND
American Century VP Capital Appreciation Fund Class 1(4)
2004	5,656	$5.78	$32,698	1.90%	—	5.54%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	4,581	$9.77	$44,761	1.90%	1.82%	3.15%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	41,607	$10.19	$423,784	1.90%	0.19%	12.97%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	7,923	$10.82	$85,700	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	5,722	$6.38	$36,504	1.90%	0.13%	1.17%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	6,861	$14.28	$97,990	1.90%	—	22.29%
Templeton Growth Securities Fund Class 2(5)
2004	4,642	$11.68	$54,236	1.90%	1.24%	13.82%
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	8,209	$4.66	$38,214	1.90%	—	18.19%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	23,591	$7.22	$170,354	1.90%	0.03%	15.73%
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	8,254	$12.41	$102,413	1.90%	5.71%	1.74%
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	6,711	$7.76	$52,078	1.90%	0.39%	9.56%
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	21,000	$5.92	$124,341	1.90%	0.88%	2.54%
MFS Capital Opportunities Series Service Class(4)
2004	17,209	$6.28	$108,049	1.90%	0.20%	9.96%
MFS Emerging Growth Series Service Class(4)
2004	7,869	$4.99	$39,227	1.90%	—	10.58%
MFS Investors Trust Series Service Class(4)
2004	3,161	$8.07	$25,522	1.90%	0.44%	9.02%
MFS New Discovery Series Service Class(4)
2004	4,866	$7.93	$38,601	1.90%	—	4.19%
MFS Strategic Income Series Service Class(4)
2004	1,660	$12.87	$21,363	1.90%	4.84%	5.50%
Prudential Jennison Portfolio Class II(4)
2004	8,039	$6.13	$49,243	1.90%	0.04%	7.15%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)(9)
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	1,194	$10.73	$12,815	1.90%	4.34%	1.93%

STATEMENT OF ADDITIONAL INFORMATION	B-63

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0–4
The Guardian Stock Fund(4)
2004	17,440	$5.90	$102,973	2.25%	1.81%	3.63%
2003	19,520	5.70	111,217	2.25%	0.98%	18.73%
2002	16,439	4.80	78,889	2.25%	0.89%	-22.65%
2001	9,368	6.20	58,117	2.25%	0.27%	-23.21%
2000	—	—	—	—	—	—
The Guardian VC 500 Index Fund(4)
2004	21,607	$8.15	$176,091	2.25%	1.59%	8.11%
2003	20,188	7.54	152,185	2.25%	1.51%	25.38%
2002	20,609	6.01	123,914	2.25%	2.17%	-24.15%
2001	10,471	7.93	83,009	2.25%	1.59%	-13.90%
2000	333	9.21	3,064	2.25%	0.37%	-7.93%
The Guardian VC Asset Allocation Fund(4)
2004	8,925	$9.12	$81,394	2.25%	1.21%	7.83%
2003	7,750	8.46	65,550	2.25%	2.81%	24.84%
2002	6,415	6.77	43,462	2.25%	1.97%	-21.68%
2001	5,289	8.65	45,745	2.25%	1.21%	-11.08%
2000	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)
2004	9,450	$11.55	$109,178	2.25%	6.86%	6.77%
2003	9,246	10.82	100,051	2.25%	7.17%	15.31%
2002	1,539	9.38	14,441	2.25%	8.38%	-0.97%
2001	22	9.48	208	2.25%	4.96%	1.23%
2000	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)
2004	573	$9.91	$5,674	2.25%	1.97%	-1.35%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	31	$14.39	$440	2.25%	1.13%	11.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	1,726	$15.37	$26,520	2.25%	0.33%	15.86%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	39,148	$12.27	$480,494	2.25%	4.21%	1.87%
2003	33,466	12.05	403,204	2.25%	3.60%	2.39%
2002	37,160	11.77	437,260	2.25%	4.60%	7.02%
2001	31,792	11.00	349,552	2.25%	7.92%	6.43%
2000	7,437	10.33	76,829	2.25%	3.18%	3.31%
The Guardian Cash Fund, Inc.(4)
2004	18,258	$9.82	$179,204	2.25%	0.91%	-1.41%
2003	25,783	9.96	256,690	2.25%	0.67%	-1.59%
2002	25,722	10.12	260,231	2.25%	1.17%	-1.02%
2001	13,583	10.22	138,835	2.25%	2.60%	1.27%
2000	3,726	10.09	37,602	2.25%	0.90%	0.93%

B-64	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0–4
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(4)
2004	6,315	$8.48	$53,580	2.25%	0.22%	14.11%
2003	6,234	7.44	46,351	2.25%	1.35%	27.12%
2002	6,366	5.85	37,231	2.25%	0.09%	-19.55%
2001	8	7.27	59	2.25%	—	-22.19%
2000	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(4)
2004	2,011	$14.96	$30,071	2.25%	0.19%	20.79%
2003	1,854	12.38	22,956	2.25%	1.09%	50.48%
2002	1,498	8.23	12,330	2.25%	0.54%	-8.44%
2001	8	8.99	69	2.25%	0.25%	3.91%
2000	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)
2004	23,356	$9.81	$229,030	2.25%	—	12.59%
2003	34,538	8.71	300,808	2.25%	—	40.24%
2002	35,096	6.21	217,966	2.25%	—	-17.39%
2001	2,717	7.52	20,427	2.25%	0.01%	-9.88%
2000	1,773	8.34	14,787	2.25%	—	-16.58%
Value Line Centurion Fund(4)
2004	7,857	$6.57	$51,650	2.25%	—	9.01%
2003	8,873	6.03	53,501	2.25%	—	16.81%
2002	5,832	5.16	30,106	2.25%	—	-24.66%
2001	5,768	6.85	39,519	2.25%	0.22%	-18.22%
2000	3,496	8.38	29,285	2.25%	—	-16.22%
Value Line Strategic Asset Management Trust(4)
2004	16,724	$8.50	$142,077	2.25%	0.34%	9.67%
2003	17,216	7.75	133,355	2.25%	0.69%	13.92%
2002	17,676	6.80	120,185	2.25%	1.35%	-14.49%
2001	11,010	7.95	87,543	2.25%	4.06%	-14.88%
2000	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(4)
2004	1,281	$6.32	$8,097	2.25%	—	9.30%
2003	1,343	5.78	7,766	2.25%	—	23.84%
2002	2,518	4.67	11,756	2.25%	—	-24.40%
2001	912	6.18	5,635	2.25%	—	-27.73%
2000	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I(4)
2004	18,540	$11.43	$211,866	2.25%	3.43%	0.26%
2003	22,093	11.40	251,807	2.25%	2.13%	-1.18%
2002	18,647	11.53	215,089	2.25%	2.49%	7.13%
2001	18,454	10.77	198,675	2.25%	5.21%	4.03%
2000	7,416	10.35	76,750	2.25%	3.87%	3.49%
AIM V.I. Growth Fund Series I(4)
2004	37,578	$4.64	$174,533	2.25%	—	5.80%
2003	32,260	4.39	141,621	2.25%	—	28.30%
2002	29,418	3.42	100,654	2.25%	—	-32.52%
2001	11,511	5.07	58,365	2.25%	0.35%	-35.37%
2000	4,054	7.84	31,803	2.25%	0.01%	-21.55%
AIM V.I. Premier Equity Fund Series I(4)
2004	1,512	$6.72	$10,159	2.25%	0.44%	3.40%
2003	1,935	6.50	12,575	2.25%	0.27%	22.28%
2002	3,091	5.31	16,423	2.25%	0.37%	-31.82%
2001	1,837	7.79	14,318	2.25%	0.21%	-14.53%
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-65

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0–4
Alger American Leveraged AllCap Portfolio Class O(4)
2004	2,028	$5.90	$11,957	2.25%	—	5.76%
2003	2,285	5.58	12,737	2.25%	—	31.71%
2002	2,283	4.23	9,662	2.25%	0.01%	-35.39%
2001	3,328	6.55	21,803	2.25%	—	-17.81%
2000	1,812	7.97	14,445	2.25%	—	-20.29%
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	14,541	$11.15	$162,084	2.25%	0.83%	8.73%
2003	19,086	10.25	195,670	2.25%	0.58%	29.23%
2002	19,572	7.93	155,272	2.25%	0.20%	-20.67%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)
2004	166	$10.04	$1,668	2.25%	—	5.91%
2003	170	9.48	1,615	2.25%	—	20.61%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)
2004	151	$9.75	$1,472	2.25%	—	2.73%
2003	636	9.49	6,038	2.25%	—	40.57%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2004	7,131	$11.75	$83,772	2.25%	0.88%	10.83%
2003	6,576	10.60	69,705	2.25%	0.68%	25.59%
2002	5,574	8.44	47,044	2.25%	0.06%	-15.60%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(4)
2004	5,368	$5.70	$30,575	2.25%	—	5.17%
2003	19,482	5.42	105,507	2.25%	—	17.78%
2002	4,372	4.60	20,102	2.25%	—	-22.96%
2001	3,778	5.97	22,553	2.25%	—	-29.68%
2000	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	2,700	$9.63	$25,995	2.25%	1.82%	2.79%
2003	2,964	9.37	27,763	2.25%	2.27%	14.78%
2002	1,748	8.16	14,266	2.25%	2.19%	-10.97%
2001	118	9.16	1,079	2.25%	0.98%	-4.08%
2000	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	11,797	$10.03	$118,371	2.25%	0.19%	12.58%
2003	10,945	8.91	97,556	2.25%	0.25%	25.33%
2002	7,317	7.11	52,038	2.25%	0.56%	-11.63%
2001	5,946	8.05	47,850	2.25%	0.45%	-14.43%
2000	1,727	9.40	16,244	2.25%	—	-5.95%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	14,423	$10.66	$153,702	2.25%	1.43%	8.74%
2003	11,718	9.80	114,837	2.25%	1.40%	27.12%
2002	7,968	7.71	61,428	2.25%	1.22%	-19.01%
2001	2,928	9.52	27,867	2.25%	0.41%	-7.35%
2000	298	10.27	3,064	2.25%	—	2.73%

B-66	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0–4
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	3,984	$6.28	$25,041	2.25%	0.13%	0.81%
2003	4,162	6.23	25,950	2.25%	0.10%	29.58%
2002	6,204	4.81	29,848	2.25%	0.11%	-31.86%
2001	2,683	7.06	18,945	2.25%	0.04%	-19.71%
2000	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2004	24,294	$14.15	$343,706	2.25%	—	21.86%
2003	19,972	11.61	231,869	2.25%	0.13%	35.16%
2002	19,042	8.59	163,561	2.25%	—	-14.10%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2004	3,870	$11.57	$44,793	2.25%	1.24%	13.42%
2003	1,160	10.20	11,837	2.25%	1.48%	29.18%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2004	—	—	—	—	—	—
2003	1,022	3.89	3,979	2.25%	—	31.75%
2002	1,218	2.96	3,600	2.25%	—	-29.73%
2001	2,707	4.21	11,386	2.25%	—	-40.94%
2000	430	7.12	3,064	2.25%	—	-28.78%
Janus Aspen Capital Appreciation Portfolio Service Shares(4)
2004	6,631	$7.11	$47,170	2.25%	0.03%	15.32%
2003	5,322	6.17	32,832	2.25%	0.23%	17.54%
2002	3,251	5.25	17,059	2.25%	0.30%	-17.81%
2001	1,290	6.39	8,235	2.25%	1.04%	-23.59%
2000	—	—	—	—	—	—
Janus Aspen Flexible Income Portfolio Service Shares(4)
2004	4,409	$12.22	$53,894	2.25%	5.71%	1.38%
2003	3,301	12.06	39,801	2.25%	3.79%	3.85%
2002	1,164	11.61	13,516	2.25%	3.27%	7.69%
2001	117	10.78	1,263	2.25%	6.39%	5.07%
2000	—	—	—	—	—	—
Janus Aspen Growth and Income Portfolio Service Shares(4)
2004	8,607	$7.64	$65,801	2.25%	0.39%	9.18%
2003	7,419	7.00	51,947	2.25%	0.45%	20.75%
2002	5,688	5.80	32,984	2.25%	0.63%	-23.52%
2001	2,956	7.58	22,410	2.25%	1.21%	-15.52%
2000	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares(4)
2004	52,914	$5.83	$308,663	2.25%	0.88%	2.18%
2003	35,930	5.71	205,114	2.25%	0.60%	20.91%
2002	37,056	4.72	174,955	2.25%	0.46%	-27.37%
2001	2,680	6.50	17,419	2.25%	0.29%	-24.36%
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-67

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0–4
MFS Capital Opportunities Series Service Class(4)
2004	827	$6.19	$5,114	2.25%	0.20%	9.57%
2003	1,837	5.65	10,370	2.25%	—	24.27%
2002	4,484	4.54	20,368	2.25%	—	-31.40%
2001	2,044	6.62	13,534	2.25%	—	-25.40%
2000	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)
2004	7,129	$4.91	$35,012	2.25%	—	10.19%
2003	7,146	4.46	31,852	2.25%	—	27.03%
2002	6,371	3.51	22,353	2.25%	—	-35.34%
2001	4,376	5.43	23,744	2.25%	—	-35.11%
2000	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)
2004	10,396	$7.95	$82,688	2.25%	0.44%	8.63%
2003	10,557	7.32	77,295	2.25%	0.41%	19.11%
2002	11,878	6.15	73,018	2.25%	0.44%	-22.92%
2001	2,294	7.97	18,296	2.25%	0.56%	-17.99%
2000	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)
2004	3,257	$7.81	$25,450	2.25%	—	3.83%
2003	3,649	7.53	27,464	2.25%	—	30.45%
2002	3,265	5.77	18,838	2.25%	—	-33.33%
2001	169	8.65	1,462	2.25%	—	-7.38%
2000	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2004	1,355	$12.68	$17,169	2.25%	4.84%	5.13%
2003	1,465	12.06	17,664	2.25%	4.34%	7.63%
2002	794	11.20	8,895	2.25%	2.66%	5.48%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2004	632	$6.03	$3,812	2.25%	0.04%	6.77%
2003	662	5.65	3,744	2.25%	—	26.71%
2002	2,815	4.46	12,556	2.25%	—	-32.71%
2001	7,589	6.63	50,305	2.25%	—	-20.43%
2000	5,743	8.33	47,842	2.25%	—	-16.70%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2004	7,558	$11.39	$86,064	2.25%	0.62%	11.56%
2003	1,362	10.21	13,905	2.25%	0.49%	24.82%
2002	177	8.18	1,450	2.25%	—	-18.23%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	6,336	$10.63	$67,340	2.25%	4.34%	1.57%
2003	7,109	10.46	74,394	2.25%	3.17%	-0.78%
2002	1,543	10.55	16,279	2.25%	—	5.47%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

B-68	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
The Guardian Stock Fund(6)
2004	474	$9.58	$4,543	2.50%	1.81%	3.37%
2003	483	9.27	4,480	2.50%	0.98%	18.43%
2002	1,185	7.83	9,277	2.50%	0.89%	-21.73%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian VC 500 Index Fund(6)
2004	813	$10.47	$8,506	2.50%	1.59%	7.84%
2003	833	9.71	8,087	2.50%	1.51%	25.07%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(6)
2004	80	$11.96	$954	2.50%	6.86%	6.50%
2003	83	11.23	936	2.50%	7.71%	15.02%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)
2004	517	$9.87	$5,103	2.50%	1.97%	-1.60%
2003	442	10.03	4,431	2.50%	1.21%	0.34%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	72	$14.32	$1,028	2.50%	1.13%	10.91%
2003	75	12.91	969	2.50%	1.84%	29.09%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	69	$15.29	$1,050	2.50%	0.33%	15.57%
2003	72	13.23	950	2.50%	0.53%	32.34%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(6)
2004	2,489	$11.06	$27,524	2.50%	4.21%	1.62%
2003	2,465	10.88	26,825	2.50%	3.60%	2.14%
2002	3,761	10.65	40,073	2.50%	4.60%	6.55%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-69

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
The Guardian Cash Fund, Inc.(6)
2004	665	$9.56	$6,356	2.50%	0.91%	-1.66%
2003	635	9.72	6,176	2.50%	0.67%	-1.84%
2002	1,076	9.90	10,653	2.50%	1.17%	-0.96%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	545	7.85	4,283	2.50%	0.54%	-21.46%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(6)
2004	111	$12.53	$1,389	2.50%	—	12.31%
2003	116	11.16	1,293	2.50%	—	39.89%
2002	626	7.98	4,995	2.50%	—	-20.21%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Value Line Centurion Fund(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(6)
2004	521	$10.90	$5,678	2.50%	0.34%	9.40%
2003	532	9.97	5,303	2.50%	0.69%	13.64%
2002	189	8.77	1,658	2.50%	1.35%	-12.29%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series I(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I(6)
2004	851	$10.51	$8,941	2.50%	3.43%	0.01%
2003	838	10.51	8,806	2.50%	2.13%	-1.44%
2002	320	10.66	3,408	2.50%	2.49%	6.64%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

B-70	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
AIM V.I. Growth Fund Series I(6)
2004	204	$9.74	$1,987	2.50%	—	5.53%
2003	280	9.23	2,583	2.50%	—	27.98%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series I(6)
2004	1,191	$9.14	$10,884	2.50%	0.44%	3.14%
2003	1,215	8.86	10,768	2.50%	0.27%	21.98%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O(6)
2004	57	$9.69	$553	2.50%	—	5.50%
2003	59	9.19	541	2.50%	—	31.38%
2002	67	6.99	470	2.50%	0.01%	-30.06%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2004	189	$11.07	$2,092	2.50%	0.83%	8.45%
2003	259	10.21	2,647	2.50%	0.58%	28.90%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,021	8.42	8,601	2.50%	0.06%	-15.76%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(6)
2004	55	$9.54	$527	2.50%	—	4.91%
2003	57	9.10	518	2.50%	—	17.49%
2002	65	7.74	504	2.50%	—	-22.56%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-71

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
Fidelity VIP Balanced Portfolio Service Class 2(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(6)
2004	351	$12.24	$4,299	2.50%	0.19%	12.29%
2003	357	10.90	3,889	2.50%	0.25%	25.02%
2002	1,017	8.72	8,867	2.50%	0.56%	-12.79%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2(6)
2004	564	$10.95	$6,178	2.50%	1.43%	8.47%
2003	576	10.10	5,820	2.50%	1.40%	26.80%
2002	207	7.96	1,646	2.50%	1.22%	-20.35%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Fidelity VIP Growth Portfolio Service Class 2(6)
2004	208	$9.24	$1,925	2.50%	0.13%	0.56%
2003	215	9.19	1,979	2.50%	0.10%	29.25%
2002	225	7.11	1,602	2.50%	0.11%	-28.88%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(6)
2004	74	$14.05	$1,042	2.50%	—	21.56%
2003	113	11.56	1,304	2.50%	0.13%	34.82%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(6)
2004	368	$11.50	$4,226	2.50%	1.24%	13.14%
2003	401	10.16	4,072	2.50%	1.48%	28.86%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Capital Appreciation Portfolio Service Shares(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

B-72	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
Janus Aspen Flexible Income Portfolio Service Shares(6)
2004	77	$11.32	$872	2.50%	5.71%	1.13%
2003	80	11.19	892	2.50%	3.79%	3.59%
2002	83	10.80	901	2.50%	3.27%	8.02%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Growth and Income Portfolio Service Shares(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(6)
2004	513	$9.67	$4,963	2.50%	0.20%	9.30%
2003	516	8.84	4,566	2.50%	—	23.96%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
MFS Investors Trust Series Service Class(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,081	7.85	8,484	2.50%	0.44%	-21.51%
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
MFS New Discovery Series Service Class(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
MFS Strategic Income Series Service Class(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-73

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER (offered April 15, 2002)
Prudential Jennison Portfolio Class II(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2004	674	$10.56	$7,121	2.50%	4.34%	1.31%
2003	671	10.42	6,989	2.50%	3.17%	-1.03%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(3)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units are purchased. The average net asset is calculated based on month ending net assets balance of last thirteen months for 2004. For 2003, the average net asset is calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.
(4)	Portfolio commenced operations on October 9, 2000.
(5)	Portfolio commenced operations on May 1, 2002.
(6)	Portfolio commenced operations on April 15, 2002.
(7)	Portfolio commenced operations on April 15, 2003.
(8)	Portfolio commenced operations on August 29, 2003.
(9)	No contracts with this rider investing in this investment division.

B-74	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account F

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Baillie Gifford International Growth, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series I, AIM V.I. Government Securities Series I, AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I, Alger American Leveraged AllCap Class O, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, American Century VP Capital Appreciation Class 1, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Service Class, MFS New Discovery Service Class, MFS Strategic Income Service Class, Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account F) at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2004 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 14, 2005

New York, New York

STATEMENT OF ADDITIONAL INFORMATION	B-75

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	December 31,
	2004	2003
	(In millions)
Assets:
Bonds, available for sale at fair value (amortized cost $2,053 million; $1,597 million, respectively)	$2,096	$1,664
Affiliated mutual funds, available for sale at fair value (amortized cost $13 million; $10 million, respectively)	20	17
Trading securities, held for trading at fair value (amortized cost $77 million; $15 million, respectively)	77	15
Preferred stock, available for sale at fair value (amortized cost $8 million)	8	—
Policy loans	84	84
Cash and cash equivalents	137	295
Other invested assets	3	1

Total invested assets	2,425	2,076

Deferred policy acquisition costs	329	321
Deferred software costs	—	1
Amounts receivable from reinsurers	33	31
Investment income due and accrued	31	27
Other assets	15	62
Federal income taxes recoverable	16	12
Accounts receivable	46	28
Separate account assets	7,503	7,731

Total Assets	$10,398	$10,289

Liabilities:
Future policy benefits and other policyholder liabilities	$2,169	$1,849
Due to parent and affiliated mutual funds	39	36
Deferred federal income taxes, net	78	91
Accrued expenses and other liabilities	121	159
Separate account liabilities	7,503	7,666

Total Liabilities	9,910	9,801

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	182	182
Retained earnings	290	280
Accumulated other comprehensive income, net of deferred taxes	14	24

Total Stockholder’s Equity	488	488

Total Liabilities & Stockholder’s Equity	$10,398	$10,289

See notes to consolidated financial statements.

B-76	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Revenues:
Premiums	$10	$11	$12
Net investment income	96	85	60
Net realized gains (losses) on investments	3	3	(22)
Income from brokerage operations	33	23	28
Administrative service fees	198	200	203
Other (expense) income	(16)	(14)	(5)

Total revenues	324	308	276

Benefits and expenses:
Policyholder benefits	72	86	53
Amortization of deferred policy acquisition costs	86	78	79
Amortization of deferred software costs	1	1	8
Other operating costs and expenses	163	153	271

Total benefits and expenses	322	318	411

Income (loss) before income taxes and cumulative effect of a change in accounting principles	2	(10)	(135)

Federal income taxes:
Current benefit	(4)	(14)	(31)
Deferred benefit	(6)	—	(27)

Total federal income taxes	(10)	(14)	(58)

Income (loss) before cumulative effect of a change in accounting principles	12	4	(77)
Cumulative effect of a change in accounting principles, net of tax	(2)	—	—

Net income (loss)	10	4	(77)
Other comprehensive (loss) income, net of income tax:
Change in unrealized investment (losses) gains, net of tax	(10)	12	8

Comprehensive income (loss)	$—	$16	$(69)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-77

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	162	137
Capital contribution	—	20	25

Capital in excess of par value, end of year	182	182	162

Retained earnings, beginning of year	280	276	353
Net income (loss)	10	4	(77)

Retained earnings, end of year	290	280	276

Accumulated other comprehensive income, net of deferred taxes, beginning of year	24	12	4
Change in unrealized investment (losses) gains, net of deferred taxes	(10)	12	8

Accumulated other comprehensive income, net of deferred taxes, end of year	14	24	12

Total stockholder’s equity, end of year	$488	$488	$452

See notes to consolidated financial statements.

B-78	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Operating activities:
Net income (loss)	$10	$4	$(77)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in
Deferred policy acquisition costs	(8)	(1)	83
Deferred software costs	1	1	6
Amounts receivable from reinsurers	(2)	2	4
Investment income due and accrued	(2)	(9)	(5)
Other assets	45	(52)	(3)
Federal income taxes recoverable	(4)	25	(17)
Accounts receivable	(18)	2	(5)
Separate accounts, net	63	(5)	2
Future policy benefits and policyholder liabilities	96	60	(24)
Due to parent and affiliated mutual funds	3	(12)	(7)
Deferred federal income taxes, net	(13)	6	(22)
Accrued expenses and other liabilities	(39)	58	(2)
Net realized (gains) losses on investments	(3)	(3)	22
Other	(4)	3	4

Net cash provided by (used in) operating activities	125	79	(41)

Investment activities:
Proceeds from investments sold or matured Bonds	394	175	173
Affiliated mutual funds	—	—	14
Investments purchased Bonds	(709)	(764)	(567)
Affiliated mutual funds	(8)	(2)	(5)
Preferred stocks	(7)	—	—
Other items, net	(5)	(4)	—

Net cash used in investing activities	(335)	(595)	(385)

Financing activities:
Additions to policyholder contract deposits	261	838	541
Withdrawals from policyholder contract deposits	(211)	(168)	(86)
Capital contribution	—	20	25
Other items	—	13	1

Net cash provided by financing activities	50	703	481

Cumulative effect of a change in accounting principles, net of tax	2	—	—

Net (decrease) increase in cash	(158)	187	55
Cash and cash equivalents, at beginning of year	295	108	53

Cash and cash equivalents, at end of year	$137	$295	$108

Supplemental disclosure:
Federal income taxes paid (recovered)	$1	$(38)	$(16)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-79

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS).

GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser’s Act of 1940. GIS is the distributor and underwriter for GIAC’s variable products, and is the investment adviser to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company — Guardian Baillie Gifford Ltd. (GBG) — that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment adviser for the Baillie Gifford International Growth Fund (BGIGF) (formerly known as Baillie Gifford International Fund), The Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Growth Fund (GBGIGF) (formerly known as The Guardian Baillie Gifford International Fund) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing

B-80	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income taxes are included in a separate component of equity, “Accumulated other comprehensive income”. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains (losses) on investments “.

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gains (losses) on investment in the Consolidated Statements of Income and Comprehensive Income.

Derivative financial instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of interest rate caps.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans, joint ventures, and amounts due from brokers for unsettled sales. The cost method is used for other invested assets.

Net realized gains (losses) on investments

Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and other losses on investments are included in “Net realized gains (losses) on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisitions costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profit was 6.56% to 7.00% at December 31, 2004. The effect

STATEMENT OF ADDITIONAL INFORMATION	B-81

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums and reinsurance recoverables.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts and commission income due.

Separate account assets and liabilities

Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities”.

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2004 and 2003, the Company maintained reserves of $4 million and $7 million, respectively, representing the Company’s estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.

B-82	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC’s primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In June 2002, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 146, “Accounting for Costs Associated with Exit or Disposal Activities.” SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, “Liability Recognition for Certain Costs Incurred in a Restructuring.” SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

In November 2002, the FASB issued Interpretation (FIN) No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation’s guidance did not have a material effect on the Company’s financial position.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.” Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on a the ceding company’s return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.”

STATEMENT OF ADDITIONAL INFORMATION	B-83

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those “taint-free” reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was zero. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was zero at December 31, 2004 and 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

In July 2003, the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) 03-01, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, “Accounting and Reporting by Insurance Enterprises,” and SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” and the need for interpretative guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of SOP 03-1 are as follows:

•	Establishing an additional liability for a variety of contracts and contract features, including guaranteed minimum death benefits (“GMDB”) and similar mortality benefits, annuitization benefits features, and no lapse guarantee features contained in variable and interest sensitive policies;

•	Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Reporting and measuring the Company’s interest in its separate accounts as general account assets based on the insurer’s proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs (“DAC”).

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003, and as such the Company adopted the SOP effective January 1, 2004. The effect of initially adopting this SOP was a charge of $2 million, net of taxes, reported as a “Cumulative effect of a change in accounting principles, net of taxes”, in the Consolidated Statements of Income and Comprehensive Income.

Upon adoption of SOP 03-1, the Company reclassified $238 million of separate account assets to the general account resulting in a $163 million increase in Bonds, available for sale and a $61 million increase in trading securities, a $11 million increase in cash and cash equivalents, a $1 million increase in preferred stock as well as a $2 million increase in investment income due and accrued. Similarly, upon adoption, $175 million of separate account liabilities were reclassified resulting in a $174 increase in Life and Annuity Reserves and a $1 million increase in other liabilities.

In December 2003, the FASB issued FASB Interpretation (“FIN”) No. 46(R), “Consolidation of Variable Interest Entities,” which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities (“VIEs”), should be consolidated in a company’s financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns.

B-84	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

For a nonpublic entity, FIN 46(R) is effective January 1, 2004 for VIEs created after December 31, 2003 and January 1, 2005 for VIEs created before December 31, 2003. The Company adopted FIN 46(R) for VIEs created after December 31, 2003, which did not have a material effect on the Company’s consolidated financial position or results of operations. The adoption of FIN 46(R) for VIEs created before December 31, 2003 in 2005 is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In March 2004, the Emerging Issues Task Force (“EITF”) of the FASB reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments.” This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company’s policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued FSP EITF 03-1-1, which defers the effective date of a substantial portion of EITF 03-1 from the third quarter of 2004 until such time as FASB issues further implementation guidance, which is expected in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-1 on the Company’s consolidated financial position or results of operations.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

	(In millions)
	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2004		Gains	(Losses)
U.S. Government	$6	$—	$—	$6
All other Government	28	1	—	29
States, Territories	12	—	—	12
Political Subdivisions	8	—	—	8
Special Revenue	44	—	—	44
Public Utilities	166	3	—	169
Industrial and Miscellaneous	1,789	45	(6)	1,828

Total Bonds	$2,053	$49	$(6)	$2,096

Preferred Stocks	8	—	—	8

Total Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds	13	7	—	20

Total Affiliated Mutual Funds	$13	$7	$—	$20

STATEMENT OF ADDITIONAL INFORMATION	B-85

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

	(In millions)
	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2003		Gains	(Losses)
U.S. Government	$4	$—	$—	$4
All other Government	22	1	—	23
States, Territories	12	—	—	12
Political Subdivisions	10	—	—	10
Special Revenue	56	—	—	56
Public Utilities	138	6	—	144
Industrial and Miscellaneous	1,355	63	(3)	1,415

Total Bonds	$1,597	$70	$(3)	$1,664

Affiliated Mutual Funds	10	7	—	17

Total Affiliated Mutual Funds	$10	$7	$—	$17

The amortized cost and estimated fair value of bonds as of December 31, 2004 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$311	$315
Due after one year through five years	1,273	1,301
Due after five years through ten years	310	318
Due after ten years	46	49
Sinking fund bonds, mortgage backed securities and asset backed securities	113	113

Total	$2,053	$2,096

Proceeds from sales and maturities of investments in bonds amounted to $394 million, $175 million and $173 million in 2004, 2003 and 2002, respectively. Gross gains of $4 million, $2 million and $2 million and gross losses of $1 million, $1 million and $6 million were realized on sales and prepayments of bonds in 2004, 2003 and 2002, respectively.

Proceeds from sales of investments in affiliated mutual funds amounted to $14 million in 2002. Gross gains of $5 million were realized on sales of affiliated mutual funds in 2002. There were no sales of affiliated mutual funds in 2004 or 2003.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 are as follows (in millions):

December 31, 2004	Less than 12 months		12 months or more		Total Investments in a Continuous Loss Position
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government	$2	$—	$—	$—	$2	$—
All Other Government	8	—	—	—	8	—
States, Territories	7	—	5	—	12	—
Political Subdivisions	—	—	8	—	8	—
Special Revenue	28	—	2	—	30	—
Public Utilities	39	—	1	—	40	—
Industrial and Miscellaneous	563	(4)	37	(2)	600	(6)

Total Bonds	$647	$(4)	$53	$(2)	$700	$(6)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$652	$(4)	$53	$(2)	$705	$(6)

B-86	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

December 31, 2003	Less than 12 months		12 months or more		Total Investments in a Continuous Loss Position
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government	$—	$—	$—	$—	$—	$—
All other Government	—	—	—	—	—	—
States, Territories	12	—	—	—	12	—
Political Subdivisions	8	—	—	—	8	—
Special Revenue	36	—	—	—	36	—
Public Utilities	6	—	3	—	9	—
Industrial and Miscellaneous	154	(2)	8	(1)	162	(3)

Total Bonds	$216	$(2)	$11	$(1)	$227	$(3)

Total Temporarily Impaired Securities	$216	$(2)	$11	$(1)	$227	$(3)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were twenty nine securities in an unrealized loss position for greater than 12 months with a book value of $55 million and a fair value of $53 million as of December 31, 2004. There were eight securities in an unrealized loss position for greater than 12 months with a book value of $12 million and a fair value of $ 11 million as of December 31, 2003.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

Special Deposits

Assets of $4 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $38 million and $132 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2004 and 2003, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2004	2003	2002
	(In millions)
Bonds	$87	$78	$54
Affiliated mutual funds	5	1	2
Policy loans	4	5	5
Cash equivalents and short term investments	2	3	1

Gross investment income	98	87	62
Less: Investment expenses	(2)	(2)	(2)

Net investment income	$96	$85	$60

STATEMENT OF ADDITIONAL INFORMATION	B-87

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Net realized gains (losses) on investments for the years ended December 31 were from the following sources:

	2004	2003	2002
	(In millions)
Bonds	$2	$1	$(21)
Trading Securities	1	2	(1)

Net realized gains (losses) on investments	$3	$3	$(22)

During 2002 the Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $17 million. No such losses were recorded in 2004 and 2003.

Accumulated Other Comprehensive Gain (Loss) Income

Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

The amounts for the years ended December 31 are as follows:

	Unrealized Gains (Losses) on Investments	Impact of Unrealized (Losses) Gains on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2001	$13	$(7)	$(2)	$4
Net unrealized investments gains (losses) on investments arising during period	28	—	(10)	18
Reclassification adjustments for (losses) included in net income	(1)	—	—	(1)
Impact of net unrealized investment (gains) on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2002	40	(21)	(7)	12
Net unrealized investments gains (losses) on investments arising during period	31	—	(11)	20
Reclassification adjustments for gains included in net income	1	—	—	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2003	72	(35)	(13)	24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for gains included in net income	15	—	(5)	10
Impact of net unrealized investment losses (gains) on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	$43	$(22)	$(7)	$14

B-88	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

4.  DEFERRED POLICY ACQUISITION COSTS (“DAC”)

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31 are as follows:

	2004	2003	2002
	(In millions)
Balance, beginning of year	$321	$320	$403
Capitalization of deferrable expenses	55	94	81
Amortization	(90)	(108)	(180)
Change in unrealized investment gains (losses), net	13	(14)	(14)
Interest on DAC	30	29	30

Balance, end of year	$329	$321	$320

During 2004, the Company recorded $11 million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

During 2003, the Company recorded $22 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

During 2002, the Company recorded $102 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2004	2003
	(In millions)
Future policy benefits
Life insurance	$24	$16
Annuities	284	164

Future policy benefits	308	180

Policyholders’ account balances
Individual annuities	1,515	1,495
Group annuities	261	89
Variable life	85	85

Policyholders’ account balances	1,861	1,669

Total future policy benefits and policyholders’ account balances	$2,169	$1,849

Separate account liabilities
Individual annuities	4,436	4,278
Group annuities	2,525	2,878
Variable life	542	510

Total separate account liabilities	$7,503	$7,666

STATEMENT OF ADDITIONAL INFORMATION	B-89

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses, less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 mortality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2004 and 2003.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 4.10%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 6.60%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

Guaranteed Minimum Benefits

At December 31, 2004, the Company had variable annuity contracts with guarantees. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit (“GMDB”) in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB’s ($ in millions):

In the Event of Death (GMDB)
Account Value	$5,517
Net amount at risk	$417
Average attained age of contractholders	61

B-90	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet in (in millions):

Balance at January 1, 2004	$9
Incurred guarantee benefits	(1)
Paid guarantee benefits	(4)

Balance at December 31, 2004	$4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in the GMDB liability is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.25%.

•	Volatility assumption was 14.00% standard duration.

•	Mortality was assumed to be 90% of the Annuity 2000 table.

•	The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate. The Company used 6.5% interest rate and a 2000a mortality table with a 50/50 male/female blend using the pivot age of 65 for the present value calculations.

•	Discount rate was 5%.

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2004 was $5,498 million.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2004	2003	2002
	(In millions)
Short-duration contracts:
Direct premiums
Reinsurance ceded	$3	$4	$5

Premiums	$3	$4	$5

STATEMENT OF ADDITIONAL INFORMATION	B-91

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

	2004	2003	2002
	(In millions)
Long-duration contracts:
Direct premiums
Reinsurance ceded	$75	$81	$92

Premiums	$75	$81	$92

Reinsurance recoverables in the Company’s Consolidated Balance Sheets at December 31 were as follows:

	2004	2003
	(In millions)

Life insurance	$5	$4

	$5	$4

7.  FEDERAL INCOME TAXES

The Company and its wholly owned subsidiaries, PAS and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2004	2003	2002
	(In millions)
Federal income tax (benefit):
Current tax	$(4)	$(14)	$(31)
Deferred tax	(6)	—	(27)

Total	$(10)	$(14)	$(58)

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2004	2003	2002
	(In millions)

Expected taxes on pre-tax income (loss)	$1	$(4)	$(47)
Permanent adjustments:
Dividends received deduction	(11)	(12)	(10)
True-up of deferred tax on bonds	—	2	—
Other	—	—	(1)

Total income tax (benefit)	$(10)	$(14)	$(58)

B-92	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2004	2003
	(In millions)
Deferred tax assets:
Separate account allowances	$22	$26
DAC Proxy	25	22
Reserves	3	—

Gross deferred tax assets	50	48

Deferred tax liabilities:
DAC	122	125
Reserves	—	3
Investments	4	10
Other	2	1

Gross deferred tax liabilities	128	139

Net deferred tax liability	$78	$91

Management has concluded that the net deferred income tax asset is more likely than not to be realized; therefore, no valuation allowance has been provided.

At December 31, 2004, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (“Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 1998. There were no material effects on the Company’s consolidated results of operations as a result of these audits. The Service has begun its examinations of 1999 through 2002 taxable years. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2004, the maximum amount of dividends the Company could pay The Guardian in 2005 without prior approval from the state insurance regulatory authorities is $23 million.

STATEMENT OF ADDITIONAL INFORMATION	B-93

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2004	2003	2002
	(In millions)
Consolidated GAAP net income (loss)	$10	$4	$(77)
Adjustments to reconcile to statutory basis:
Statutory net (income) loss of subsidiaries	(2)	2	8
Change in deferred policy acquisition costs	5	(16)	66
Re-estimation of future policy benefits	2	(2)	(13)
Reinsurance	4	(4)	(4)
Deferred federal income tax benefit	(6)	(1)	(25)
Amortization of interest maintenance reserve	—	(1)	(1)
Transfer to interest maintenance reserve	(1)	(1)	3
Cumulative effect of a change in accounting principles, net of tax	2	—	—
Other, net	—	6	3

Statutory net income (loss)	$14	$(13)	$(40)

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2004	2003	2002
	(In millions)
Consolidated GAAP stockholder’s equity	$488	$488	$452
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(329)	(321)	(320)
Deferred software costs	—	(1)	(14)
Asset valuation reserve	(16)	(12)	—
Re-estimation of future policy benefits	(40)	(47)	(57)
Establishment of deferred income tax liability, net	78	91	85
Unrealized gains on investments	(43)	(72)	(45)
Separate account allowances	57	60	72
Other liabilities	24	25	23
Deferred premiums	2	2	3
Other, net	10	9	11

Statutory capital and surplus	$231	$222	$210

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. For all other financial instruments presented in the table below, the carrying value approximates estimated fair value.

Bonds, preferred stocks and affiliated mutual funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

B-94	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Trading securities

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gain (losses) on investment in the Consolidated Statements of Income and Comprehensive Income.

Policy loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future policy benefits and policyholders’ account balances

Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2004		2003
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial Assets:
Bonds, available for sale	$2,096	$2,096	$1,664	$1,664
Affiliated mutual funds	20	20	17	$17
Trading securities	77	77	15	15
Preferred stocks	8	8	—	—
Policy loans	84	84	84	84
Cash and cash equivalents	137	137	295	295
Separate account assets	7,503	7,503	7,731	7,731

Financial Liabilities:
Future policy benefits	308	308	180	180
Policyholders’ account balances	9,364	9,364	9,335	9,335

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $140 million in 2004, $138 million in 2003 and $139 million in 2002, and, in the opinion of management, were considered appropriate for the services rendered.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for the Baillie Gifford International Growth Fund, the Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Growth Fund and The Guardian Baillie Gifford Emerging Markets Fund.

STATEMENT OF ADDITIONAL INFORMATION	B-95

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2004	2003
	(In millions)
The Guardian Stock Fund	$1,261	$1,455
The Guardian VC 500 Index Fund	82	61
The Guardian VC Allocation Fund	27	23
The Guardian High Yield Bond Fund	32	26
The Guardian Low Duration Bond Fund	16	3
The Guardian Bond Fund	340	379
The Guardian Cash Fund	235	356
The Baillie Gifford International Growth Fund	190	194
The Baillie Gifford Emerging Markets Fund	74	55
The Guardian Small Cap Stock Fund	191	185
The Guardian Park Avenue Fund	210	238
The Guardian Park Avenue Small Cap Fund	70	64
The Guardian Asset Allocation Fund	34	34
The Guardian Baillie Gifford International Growth Fund	13	10
The Guardian Baillie Gifford Emerging Markets Fund	37	28
The Guardian Investment Quality Bond Fund	46	55
The Guardian High Yield Bond Fund	8	7
The Guardian Cash Management Fund	194	249

	$3,060	$3,422

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2004	2003
	(In millions)
Trading Securities:
The Guardian Park Avenue Small Cap Fund	$3	$3
The Guardian Asset Allocation Fund	3	2
The Guardian Baillie Gifford International Growth Fund	2	2
The Guardian Baillie Gifford Emerging Markets Fund	2	2
The Guardian Investment Quality Bond Fund	2	2
The Guardian High Yield Bond Fund	2	2
The Guardian Cash Management Fund	2	2
The Guardian Cash Fund	61	—

Trading Securities	77	15

Affiliated Mutual Funds:
The Guardian Small Cap Stock Fund	20	17

Affiliated Mutual Funds	20	17

Total Trading Securities and Affiliated Mutual Funds	$97	$32

B-96	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.

March 16, 2005

STATEMENT OF ADDITIONAL INFORMATION	B-97

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account F:

Statement of Assets and Liabilities as of December 31, 2004

Statement of Operations for the Year Ended December 31, 2004

Statements of Changes in Net Assets for the Year Ended December 31, 2004

Notes to Financial Statements Report of PricewaterhouseCoopers LLP, Independent Accountants

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2004 and 2003

Statutory Basis Statements of Operations for the Three Years Ended December 31, 2004, 2003 and 2002

Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2004, 2003 and 2002

Statutory Basis Statements of Cash Flow for the Three Years Ended December 31, 2004, 2003 and 2002

Notes to Statutory Basis Financial Statements Report of PricewaterhouseCoopers LLP, Independent Accountants

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account F(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:
(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)
(b) Form of Broker-Dealer Supervisory and Service Agreement(1)

4	Specimen of Variable Annuity Contract(5)

5	Form of Application for Variable Annuity Contract(6)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)(3)
(b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	(a) Opinion of Counsel(6)
(b) Consent of Counsel(6)

10	Consent of PricewaterhouseCoopers LLP(7)

11	Not Applicable

12	Not Applicable

13	(a) Schedule for Computation of Performance Quotations(1)
(b) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)(4)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.
(4)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.
(5)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-119629) as previously filed on October 10, 2004.
(6)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-119629 as previously filed on December 10, 2004.
(7)	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chairman, Chief Executive Officer and Director
Bruce C. Long	President and Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Charles G. Fisher	Senior Vice President and Actuary
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Compliance Officer
James Consolati	Vice President, Retirement Services

Item 26. Persons Controlled by or under Common Control with Registrant

The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of July 31, 2005. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Investor Services LLC	New York	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%

Berkshire Life Insurance Company of America	Massachusetts	100%

Guardian Trust Company, FSB	Federal Savings Bank	100%

Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%

Managed Dental Care	California	100%

Private Healthcare Systems, Inc.	Delaware	25% of Class A 14.75% of Class B

First Commonwealth, Inc.	Delaware	100%

First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
Smileage Dental Services, Inc.	Wisconsin	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	n/a

Managed DentalGuard, Inc.	New Jersey	100%

Managed DentalGuard, Inc.	Texas	100%

Innovative Underwriters, Inc.	New Jersey	100%
Innovative Underwriters of Hawaii, Inc.	Hawaii	100%

Hanover Acquisition LLC	Delaware	100%

The Guardian Tax-Exempt Fund	Massachusetts	88.22%
The Guardian Baillie Gifford International Growth Fund	Massachusetts	28.59%
The Guardian Investment Quality Bond Fund	Massachusetts	38.99%
The Guardian Park Avenue Small Cap Fund	Massachusetts	31.54%
The Guardian Baillie Gifford Emerging Markets Fund	Massachusetts	45.09%
The Guardian High Yield Bond Fund	Massachusetts	72.13%
The Guardian Low Duration Bond Fund	Massachusetts	90.47%
The Guardian Small Cap Stock Fund	Maryland	54.03%
The Guardian VC Asset Allocation Fund	Maryland	51.06%
The Guardian Asset Allocation Fund	Massachusetts	11.60%
The Guardian VC 500 Index Fund	Maryland	44.85%
The Guardian VC High Yield Bond Fund	Maryland	48.76%
The Guardian VC Low Duration Bond Fund	Maryland	31.94%
The Guardian S&P 500 Index Fund	Massachusetts	12.05%
The Guardian Park Avenue Fund	Massachusetts	13.28%

The Guardian UBS Large Cap Value Fund	Massachusetts	94.99%
The Guardian UBS Small Cap Value Fund	Massachusetts	90.91%
The Guardian UBS VC Large Cap Value Fund	Maryland	85.81%
The Guardian UBS VC Small Cap Value Fund	Maryland	50.76%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of July 31, 2005:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

Item 27. Number of Contract owners

Type of Contract	As of July 31, 2005
Non-Qualified	3,413
Qualified	3,158
Total	6,571

Item 28. Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Director
Gary B. Lenderink	Director
Armand M. dePalo	Director
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Director
Keith E. Roddy	Senior Vice President and National Sales Director
Peter M. Quinn	Vice President
Dennis J. Manning	Director
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
Leslie A. Barbi	Managing Director
James Consoladi	Vice President, Retirement Services
Thomas M. Donohue	Managing Director
William D. Ford	Vice President & National Accounts Manager
Peter T. Joyce	Vice President, Internal Sales
John B. Murphy	Managing Director
Robert A. Reale	Managing Director
Peter M. Quinn	Vice President, Retirement Sales
Dennis J. Manning	Director
Robert E. Broatch	Director

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

None.

Item 32. Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 26th day of August, 2005.

The Guardian Separate Account F (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning* Dennis J. Manning (Principal Executive Officer)	Chairman, Chief Executive Officer and Director

/s/ Frank L. Pepe Frank L. Pepe (Principal Accounting Officer)	Senior Vice President and Controller

/s/ Bruce C. Long Bruce C. Long	President and Director

/s/ Armand M. dePalo* Armand M. dePalo	Director
Director
Robert E. Broatch

/s/ Joseph A. Caruso* Joseph A. Caruso	Director, Senior Vice President and Corporate Secretary

/s/ Gary B. Lenderink* Gary B. Lenderink	Director

By	/s/ Bruce C. Long	Date: August 26, 2005
Bruce C. Long President and Director

*	Pursuant to a Power of Attorney

Exhibit Index

Number	Description
10	Consent of Pricewaterhouse Coopers LLP